United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

_______________________Money Market Obligations Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Quarter ended 4/30/10

Item 1.                      Schedule of Investments

Automated Cash Management Trust

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.5%
		Finance — Automotive – 1.5%
$682,058	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	682,058
4,745,730	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	4,745,730
10,343,157		CarMax Auto Owner Trust 2010-1, Class A1, 0.274%, 2/15/2011	10,343,157
6,536,557	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	6,536,557
7,043,986	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	7,043,986
2,949,675	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.294%, 12/15/2010	2,949,675
9,005,156		World Omni Automobile Lease Securitization Trust 2009-A, Class A1, 0.402%, 11/15/2010	9,005,156
		TOTAL	41,306,319
		Finance — Equipment – 0.0%
416,268		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	416,268
		TOTAL ASSET-BACKED SECURITIES	41,722,587
		Certificates of Deposit – 19.6%
		Finance — Banking – 19.6%
25,000,000		Abbey National Treasury Services PLC, 0.308%, 5/21/2010	25,000,000
115,000,000		BNP Paribas SA, 0.220% - 0.340%, 5/5/2010 - 5/10/2010	115,000,000
30,000,000		Bank of Montreal, 0.249%, 5/4/2010	30,000,000
125,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 5/19/2010 - 6/4/2010	125,000,000
9,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	9,000,000
150,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.340%, 5/3/2010 - 8/20/2010	150,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.250%, 5/28/2010	50,000,000
40,000,000		Societe Generale, Paris, 0.260%, 7/2/2010	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	544,000,000
		Collateralized Loan Agreements – 20.5%
		Finance — Banking – 20.5%
50,000,000		Banc of America Securities LLC, 0.610%, 5/3/2010	50,000,000
100,000,000		Barclays Capital, Inc., 0.400% - 0.450%, 5/3/2010 - 6/16/2010	100,000,000
90,000,000		Citigroup Global Markets, Inc., 0.710%, 5/3/2010	90,000,000
25,000,000		Credit Suisse First Boston LLC, 0.270%, 5/5/2010	25,000,000
150,000,000		Deutsche Bank Securities, Inc., 0.400% - 0.610%, 5/3/2010 - 6/15/2010	150,000,000
30,000,000		J.P. Morgan Securities, Inc., 0.530%, 6/22/2010	30,000,000
75,000,000		RBS Securities, Inc., 0.660%, 5/5/2010	75,000,000
50,000,000		Wells Fargo Securities, LLC, 0.350%, 5/3/2010	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	570,000,000
		Commercial Paper – 29.8%;3
		Aerospace/Auto – 4.7%
130,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.330% - 0.350%, 6/24/2010 - 7/13/2010	129,920,338
		Finance — Automotive – 3.6%
100,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.300% - 0.490%, 7/6/2010 - 9/17/2010	99,856,607
		Finance — Banking – 19.1%
105,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.240% - 0.310%, 6/8/2010 - 7/8/2010	104,963,433
40,000,000		Citigroup Funding, Inc., 0.260%, 6/1/2010	39,991,045
66,000,000	[1,2]	Clipper Receivables Company LLC, 0.280% - 0.355%, 5/10/2010 - 7/6/2010	65,981,405
139,000,000	[1,2]	Grampian Funding LLC, 0.250% - 0.270%, 5/4/2010 - 5/28/2010	138,985,458
75,000,000		ING (U.S.) Funding LLC, 0.250%, 7/1/2010	74,968,229
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.250%, 5/4/2010	15,170,000
40,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 7/1/2010	39,982,378
1

Principal Amount			Value
$51,151,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280% - 0.300%, 6/21/2010 - 7/14/2010	51,125,210
		TOTAL	531,167,158
		Finance — Commercial – 1.7%
19,072,000	[1,2]	Edison Asset Securitization LLC, 0.280%, 7/19/2010	19,060,281
3,000,000	[1,2]	Enterprise Funding Co. LLC, 0.220%, 5/3/2010	2,999,963
25,000,000		General Electric Capital Corp., 0.200%, 5/4/2010	24,999,584
		TOTAL	47,059,828
		Finance — Retail – 0.7%
20,000,000	[1,2]	Salisbury Receivables Company LLC, 0.230%, 5/12/2010	19,998,594
		TOTAL COMMERCIAL PAPER	828,002,525
		Corporate Bonds – 2.1%
		Finance — Banking – 1.5%
40,000,000		JPMorgan Chase Bank, N.A., 0.257%, 5/20/2011	40,000,000
		Finance — Commercial – 0.6%
16,800,000		General Electric Capital Corp., 4.250% - 6.875%, 9/13/2010 - 2/22/2011	17,151,488
		TOTAL CORPORATE BONDS	57,151,488
		Government Agency – 2.9%
		Government Agency – 2.9%
80,000,000		Federal Home Loan Bank System, 0.400% - 0.650%, 12/27/2010 - 5/25/2011	80,000,000
		Loan Participation – 1.5%
		Chemicals – 1.5%
40,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 5/27/2010	40,000,000
		Notes — Variable – 19.8%;4
		Electrical Equipment – 0.4%
12,740,139		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.300%, 5/3/2010	12,740,139
		Finance — Banking – 17.0%
75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.290% - 0.311%, 5/24/2010 - 5/28/2010	75,000,000
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.293%, 5/25/2010	25,000,000
9,000,000		Barclays Bank PLC, 0.508%, 5/21/2010	9,000,000
4,080,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.550%, 5/5/2010	4,080,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank, N.A. LOC), 0.650%, 5/6/2010	8,235,000
411,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	411,000
1,164,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	1,164,000
4,540,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.550%, 5/5/2010	4,540,000
300,000		J.P. Morgan & Co., Inc., 0.289%, 5/7/2010	300,000
50,000,000		JPMorgan Chase Bank, N.A., 0.265%, 5/28/2010	50,000,000
2,695,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.310%, 5/5/2010	2,695,000
2,910,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	2,910,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	50,000,000
39,550,000		Rochester, MN Health Care Facility Authority, (Series B), 0.250%, 5/5/2010	39,550,000
25,000,000		Toronto Dominion Bank, 0.249%, 5/4/2010	25,000,000
25,423,000		Wachovia Corp., 0.402%, 6/1/2010	25,425,459
12,200,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/6/2010	12,200,000
136,000,000		Westpac Banking Corp. Ltd., Sydney, 0.289% - 0.444%, 5/4/2010 - 7/19/2010	136,026,995
		TOTAL	471,537,454
		Finance — Commercial – 1.9%
52,964,000		General Electric Capital Corp., 0.352% - 0.431%, 5/20/2010 - 7/28/2010	52,965,356
		Government Agency – 0.5%
80,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.000%, 5/6/2010	80,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.260%, 5/6/2010	10,000,000
2

Principal Amount		Value
$2,770,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.770%, 5/6/2010	2,770,000
	TOTAL	12,850,000
	TOTAL NOTES — VARIABLE	550,092,949
	Time Deposit – 2.0%
	Finance — Banking – 2.0%
55,000,000	Toronto Dominion Bank, 0.210%, 5/3/2010	55,000,000
	Repurchase Agreement – 1.1%
31,631,000	Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and market value of those underlying securities was $8,180,543,158.	31,631,000
	TOTAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[5]	2,797,600,549
	OTHER ASSETS AND LIABILITIES - NET — (0.8)%[6]	(21,880,568)
	TOTAL NET ASSETS — 100%	$2,775,719,981
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $500,072,350, which represented 18.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $500,072,350, which represented 18.0% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SWP	— Swap Agreement

3

Automated Government Money Trust

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 82.1%
$30,000,000	[1]	Interest in $1,900,000,000 joint repurchase agreement 0.19%, dated 4/1/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,900,922,556 on 7/6/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,938,286,439.	30,000,000
41,182,000		Interest in $6,350,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,350,105,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $6,477,108,013.	41,182,000
20,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 4/13/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,158,333 on 5/13/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2016 and the market value of those underlying securities was $1,020,097,310.	20,000,000
20,000,000	[1]	Interest in $860,000,000 joint repurchase agreement 0.19%, dated 4/13/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $860,136,167 on 5/14/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $877,276,507.	20,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,008,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $510,004,130.	50,000,000
50,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,750,029,167 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2015 and the market value of those underlying securities was $1,785,000,585.	50,000,000
50,000,000		Interest in $750,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $750,012,500 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $765,012,835.	50,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,016,667 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,017,067.	50,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 4/30/2010 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,833 on 5/3/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 11/30/2013 and the market value of that underlying security was $102,003,515.	4,000,000
		TOTAL REPURCHASE AGREEMENTS	315,182,000
		U.S. Treasury – 17.8%
16,500,000	[2]	United States Treasury Bills, 0.155% - 0.545%, 7/1/2010	16,490,702
12,500,000	[2]	United States Treasury Bills, 0.220%, 9/16/2010	12,489,458
5,000,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	4,995,369
5,000,000		United States Treasury Notes, 1.500%, 10/31/2010	5,030,877
9,500,000		United States Treasury Notes, 2.000%, 9/30/2010	9,568,043
6,000,000		United States Treasury Notes, 2.625%, 5/31/2010	6,011,495
4,500,000		United States Treasury Notes, 4.375%, 12/15/2010	4,609,325
9,000,000		United States Treasury Notes, 5.750%, 8/15/2010	9,146,477
		TOTAL U.S. TREASURY	68,341,746
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	383,523,746
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	202,620
		TOTAL NET ASSETS — 100%	$383,726,366
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
1

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

Federated Capital Reserves Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 5.2%
		Finance — Automotive – 4.8%
$21,094,672	[1]	BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	21,094,671
7,248,841		CarMax Auto Owner Trust 2009-2, Class A1, 0.279%, 11/15/2010	7,248,841
21,652,344	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	21,652,344
401,881,530	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	401,881,530
29,357,832	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	29,357,832
13,586,828		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	13,586,828
		TOTAL	494,822,046
		Finance — Equipment – 0.4%
10,228,393	[1,2]	GE Equipment Small Ticket LLC Series 2009-1, Class A1, 0.382%, 11/15/2010	10,228,393
16,269,350	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	16,269,349
15,579,020	[1]	Marlin Leasing Receivables XII LLC Series 2010-1, Class A1, 0.438%, 2/15/2011	15,579,020
		TOTAL	42,076,762
		TOTAL ASSET-BACKED SECURITIES	536,898,808
		BANK NOTES – 3.1%
		Banking – 3.1%
325,000,000		Bank of America N.A., 0.230% - 0.330%, 5/28/2010 - 7/27/2010	325,000,000
		TOTAL BANK NOTES	325,000,000
		CERTIFICATES OF DEPOSIT – 27.3%
		Banking – 27.3%
225,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.270% - 0.310%, 7/6/2010 - 7/19/2010	225,002,380
513,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.350%, 5/19/2010 - 7/28/2010	513,000,000
100,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	100,000,000
199,000,000		Bayerische Landesbank, 0.400% - 0.405%, 5/17/2010 - 5/28/2010	199,001,022
225,000,000		BNP Paribas SA, 0.220% - 0.340%, 5/5/2010 - 7/12/2010	225,000,000
250,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.410%, 5/3/2010 - 9/20/2010	250,000,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.340%, 8/20/2010	200,000,000
98,000,000		Landesbank Baden-Wurttemberg, 0.300% - 0.330%, 5/24/2010 - 6/4/2010	98,000,000
485,000,000		Mizuho Corporate Bank Ltd., 0.220% - 0.250%, 5/20/2010 - 5/24/2010	485,000,000
428,000,000		Societe Generale, Paris, 0.260% - 0.340%, 7/2/2010 - 8/2/2010	428,000,000
105,000,000		State Street Bank and Trust Co., 0.340%, 9/8/2010	105,000,000
		TOTAL	2,828,003,402
		TOTAL CERTIFICATES OF DEPOSIT	2,828,003,402
		COLLATERALIZED LOAN AGREEMENTS – 12.3%
		Banking – 12.3%
100,000,000		Banc of America Securities LLC, 0.618%, 5/3/2010	100,000,000
105,000,000		Barclays Capital, Inc., 0.406% - 0.466%, 5/3/2010 - 5/10/2010	105,000,000
490,000,000		Citigroup Global Markets, Inc., 0.720%, 5/3/2010	490,000,000
300,000,000		Credit Suisse First Boston LLC, 0.274%, 5/5/2010	300,000,000
285,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.669%, 5/3/2010 - 6/22/2010	285,000,000
		TOTAL	1,280,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,280,000,000
		COMMERCIAL PAPER – 23.2%;3
		Aerospace/Auto – 4.9%
102,600,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.340% - 0.400%, 5/3/2010 - 7/29/2010	102,562,947
64,306,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.340% - 0.350%, 5/19/2010 - 5/25/2010	64,292,325
296,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.330% - 0.350%, 6/24/2010 - 7/9/2010	295,827,749
1

Principal Amount			Value
$44,597,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.280% - 0.400%, 5/4/2010 - 7/29/2010	44,574,857
		TOTAL	507,257,878
		Banking – 14.0%
60,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.270%, 6/18/2010	59,978,400
50,000,000	[1,2]	Clipper Receivables Company LLC, 0.351%, 8/23/2010	49,944,583
135,000,000	[1,2]	Danske Corp., Inc., 0.200%, 6/2/2010	134,976,000
442,000,000	[1,2]	Grampian Funding LLC, 0.250% - 0.270%, 5/4/2010 - 5/28/2010	441,957,426
300,000,000		ING (U.S.) Funding LLC, 0.250%, 7/1/2010	299,872,917
60,000,000		KBC Bank N.V., 0.320%, 6/4/2010	60,000,000
100,000,000		Landesbank Baden-Wurttemberg, 0.320%, 5/14/2010	99,988,444
150,000,000	[1,2]	Landesbank Hessen-Thuringen, 0.260%, 5/20/2010	149,979,417
60,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.270%, 5/28/2010	59,987,850
45,000,000	[1,2]	Surrey Funding Corporation, 0.200%, 5/3/2010	44,999,500
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 0.280%, 6/25/2010	49,978,611
		TOTAL	1,451,663,148
		Consumer Products – 0.4%
38,422,000		Clorox Co., 0.270% — 0.300%, 5/3/2010 — 5/18/2010	38,419,841
		Container/Packaging – 0.2%
25,000,000		Bemis Co., Inc., 0.250%, 5/7/2010	24,998,958
		Electric Power – 0.4%
37,200,000	[1,2]	Eaton Corp., 0.340% - 0.350%, 6/9/2010 - 6/29/2010	37,177,857
		Finance — Automotive – 1.0%
108,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.310% - 0.501%, 7/1/2010 - 8/24/2010	107,884,399
		Finance — Commercial – 1.7%
41,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.190%, 6/1/2010	40,993,292
13,000,000	[1,2]	Edison Asset Securitization LLC, 0.200%, 5/11/2010	12,999,278
75,000,000		General Electric Capital Services, 0.361%, 9/20/2010	74,893,500
50,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270%, 5/12/2010	49,995,875
		TOTAL	178,881,945
		Finance — Retail – 0.2%
25,016,000	[1,2]	Falcon Asset Securitization Company LLC, 0.200%, 5/24/2010	25,012,803
		Food & Beverage – 0.2%
24,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.400%, 7/28/2010	23,976,533
		Retail – 0.2%
16,400,000	[1,2]	CVS Caremark Corp., 0.300%, 5/12/2010 — 5/13/2010	16,398,377
		TOTAL COMMERCIAL PAPER	2,411,671,739
		CORPORATE BONDS – 0.8%
		Banking – 0.7%
75,000,000		JPMorgan Chase Bank, N.A., 0.258%, 5/20/2011	75,000,000
		Finance — Commercial – 0.1%
1,000,000		General Electric Capital Corp., 4.250%, 12/1/2010	1,021,022
8,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	8,209,872
		TOTAL	9,230,894
		TOTAL CORPORATE BONDS	84,230,894
		GOVERNMENT AGENCIES – 4.9%
		Government Agency – 4.9%
50,000,000		Federal Home Loan Bank System Notes, 0.400%, 12/27/2010	50,000,000
28,000,000		Federal Home Loan Bank System Notes, 0.500%, 1/5/2011	28,000,000
200,000,000		Federal Home Loan Bank System Notes, 0.550%, 3/23/2011	200,000,000
100,000,000		Federal Home Loan Bank System Notes, 0.650%, 5/25/2011	100,000,000
2

Principal Amount			Value
$127,966,000	[1,2]	Straight A Funding , LLC, 0.190%, 5/20/2010	127,953,168
		TOTAL	505,953,168
		TOTAL GOVERNMENT AGENCIES	505,953,168
		MUNICIPALS – 2.1%
		Banking – 2.1%
21,800,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.260%, 5/3/2010	21,800,000
7,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.500%, 5/3/2010	7,000,000
7,500,000		Louisiana Public Facilities Authority, 0.450%, 5/3/2010	7,500,000
44,060,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	44,060,000
29,000,000		Michigan Strategic Fund, (Series 2007), 0.550%, 5/3/2010	29,000,000
10,500,000		Mississippi Business Finance Corp., (Series 2007), (Regions Bank, Alabama LOC), 0.800%, 5/6/2010	10,500,000
15,000,000		New York City, NY, (Fiscal 2008 Subseries J-6), (Landesbank Hessen-Thuringen LOC), 0.260%, 5/3/2010	15,000,000
26,650,000		New York State Dormitory Authority, (Series 2005A), 0.240%, 5/6/2010	26,650,000
22,300,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thuringen LOC), 0.310%, 5/5/2010	22,300,000
18,400,000		New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thuringen GTD LOC), 0.270%, 5/5/2010	18,400,000
19,845,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008), (Regions Bank, Alabama LOC), 0.800%, 5/6/2010	19,845,000
		TOTAL	222,055,000
		TOTAL MUNICIPALS	222,055,000
		NOTES — VARIABLE – 18.1%;4
		Banking – 16.8%
50,000,000		Abbey National Treasury Services PLC, 0.308%, 5/21/2010	50,000,000
100,000,000		Abbey National Treasury Services PLC, 0.317%, 5/28/2010	100,000,000
11,600,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	11,600,000
460,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.250%, 5/1/2010	460,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.100%, 5/6/2010	7,580,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.311%, 5/24/2010	100,000,000
225,000,000		Barclays Bank PLC, 0.563%, 5/25/2010	225,000,000
5,845,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.660%, 5/5/2010	5,845,000
3,065,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 2.050%, 5/6/2010	3,065,000
3,495,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	3,495,000
6,250,000		Cunat Capital Corp., Northfield Corp., Series 206, (Fifth Third Bank, Cincinnati LOC), 1.250%, 5/6/2010	6,250,000
4,700,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	4,700,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	2,700,000
2,160,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.250%, 5/6/2010	2,160,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 0.650%, 5/6/2010	900,000
23,240,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.530%, 5/6/2010	23,240,000
6,660,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.100%, 5/6/2010	6,660,000
2,565,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	2,565,000
6,735,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	6,735,000
10,600,000		Lakeline Austin Development, Ltd, Series 2005, (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	10,600,000
24,300,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	24,300,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	6,440,000
25,000,000		Lloyds TSB Bank PLC, London, 0.199%, 5/6/2010	25,000,000
4,460,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.400%, 5/6/2010	4,460,000
12,735,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 2.020%, 5/6/2010	12,735,000
10,830,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 5/4/2010	10,830,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	7,000,000
2,590,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 0.360%, 5/6/2010	2,590,000
7,215,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.350%, 5/6/2010	7,215,000
3

Principal Amount			Value
$27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	65,000,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, Series E-2, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	8,200,000
3,400,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.100%, 5/6/2010	3,400,000
16,600,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.490%, 5/6/2010	16,600,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	150,000,000
4,155,500		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	4,155,500
50,000,000		Societe Generale, Paris, 0.288%, 5/28/2010	50,000,000
10,165,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	10,165,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.820%, 5/6/2010	10,120,000
1,215,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 1.540%, 5/6/2010	1,215,000
200,000,000		Toronto Dominion Bank, 0.249%, 5/4/2010	200,000,000
2,860,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	2,860,000
7,935,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	7,935,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.299%, 5/4/2010	150,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.300%, 5/11/2010	75,000,000
259,000,000		Westpac Banking Corp. Ltd., Sydney, 0.303%, 5/14/2010	259,000,000
5,870,000		Word of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	5,870,000
3,440,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Banknorth N.A. LOC), 0.320%, 5/6/2010	3,440,000
		TOTAL	1,743,620,500
		Finance — Commercial – 0.3%
2,700,000		General Electric Capital Corp., 0.310%, 5/11/2010	2,699,179
7,490,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.390%, 5/6/2010	7,490,000
15,975,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.300%, 5/6/2010	15,975,000
4,470,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.350%, 5/6/2010	4,470,000
		TOTAL	30,634,179
		Government Agency – 1.0%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.300%, 5/6/2010	16,545,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.320%, 5/6/2010	90,000,000
		TOTAL	106,545,000
		TOTAL NOTES — VARIABLE	1,880,799,679
		REPURCHASE AGREEMENTS – 4.5%
471,295,000		Interest in $2,500,000,000 joint repurchase agreement 0.210%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $471,303,248 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $2,550,044,626.	471,295,000
		TOTAL REPURCHASE AGREEMENTS	471,295,000
		TOTAL INVESTMENTS — 101.5% (AT AMORTIZED COST)[5]	10,545,907,690
		OTHER ASSETS AND LIABILITIES - NET — (1.5)%[6]	(159,367,931)
		TOTAL NET ASSETS — 100%	$10,386,539,759
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $2,207,242,238, which represented 21.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $2,141,210,715, which represented 20.6% of total net assets.
4

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	9/23/2009	$21,094,671	$21,094,671
Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	1/25/2010	$29,357,832	$29,357,832
Marlin Leasing Receivables XII LLC Series 2010-1, Class A1, 0.438%, 2/15/2011	2/4/2010	$15,579,020	$15,579,020
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1  -  quoted prices in active markets for identical securitiesLevel 2  -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3  -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit

5

Federated Government Reserves Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES – 38.4%
$40,000,000	[1]	Federal Home Loan Bank System Discount Note, 0.420%, 5/17/2010	39,992,533
1,017,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.129% - 0.268%, 5/2/2010 - 7/29/2010	1,016,520,274
56,000,000		Federal Home Loan Bank System Note, 0.700%, 5/27/2011	56,000,000
779,166,667		Federal Home Loan Bank System Notes, 0.270% - 5.250%, 5/26/2010 - 5/25/2011	779,455,165
25,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Note, 0.240%, 8/11/2010	24,983,000
487,960,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.200% - 0.250%, 6/21/2010 - 10/5/2010	487,682,845
277,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.216% - 0.263%, 5/19/2010 - 6/10/2010	276,868,329
20,000,000		Federal Home Loan Mortgage Corp. Note, 3.250%, 7/16/2010	20,128,647
557,667,000	[1]	Federal National Mortgage Association Discount Notes, 0.210% - 0.540%, 6/30/2010 - 10/25/2010	557,181,035
353,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.160% - 0.216%, 5/11/2010 - 7/13/2010	352,788,412
458,000,000	[1]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.190% - 0.250%, 5/14/2010 - 7/1/2010	457,910,003
		TOTAL U.S. GOVERNMENT AGENCIES	4,069,510,243
		REPURCHASE AGREEMENTS – 63.5%
2,028,705,000		Interest in $2,500,000,000 joint repurchase agreement 0.210%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,028,740,502 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $2,550,044,626.	2,028,705,000
2,000,000,000		Repurchase agreement 0.210%, dated 4/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2045 and the market value of those underlying securities was $2,060,036,051.	2,000,000,000
937,426,000		Interest in $945,000,000 joint repurchase agreement 0.210%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $937,442,405 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2040 and the market value of those underlying securities was $973,264,084.	937,426,000
1,500,000,000		Repurchase agreement 0.210%, dated 4/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,026,250 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2039 and the market value of those underlying securities was $1,545,027,038.	1,500,000,000
250,000,000	[3]	Repurchase agreement 0.210%, dated 3/25/2010 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $250,131,250 on 6/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2047 and the market value of those underlying securities was $257,558,581.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	6,716,131,000
		TOTAL INVESTMENTS — 101.9% (AT AMORTIZED COST)[4]	10,785,641,243
		OTHER ASSETS AND LIABILITIES - NET — (1.9)%[5]	(200,896,738)
		TOTAL NET ASSETS — 100%	$10,584,744,505
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

Federated Master Trust

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.2%
		Finance — Automotive – 2.1%
$1,481,770		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	1,481,770
53,507	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	53,507
474,573	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	474,573
477,582	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	477,582
163,871	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.295%, 12/15/2010	163,871
		TOTAL	2,651,303
		Finance — Equipment – 0.1%
104,067		John Deere Owner Trust 2009-B, Class A1, 0.345%, 11/2/2010	104,067
		TOTAL ASSET-BACKED SECURITIES	2,755,370
		Certificates of Deposit – 25.7%
		Finance — Banking – 25.7%
4,000,000		Abbey National Treasury Services PLC, 0.316%, 5/28/2010	4,000,000
5,000,000		BNP Paribas SA, 0.310%, 7/15/2010	5,000,000
2,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.255%, 6/16/2010	2,000,013
7,400,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 5/19/2010 - 5/24/2010	7,400,000
4,000,000		Barclays Bank PLC, 0.578% - 0.710%, 5/5/2010 - 1/21/2011	4,000,000
6,000,000		Credit Agricole Corporate and Investment Bank, 0.340%, 8/20/2010	6,000,000
4,000,000		Mizuho Corporate Bank Ltd., 0.220%, 5/21/2010	4,000,000
		TOTAL CERTIFICATES OF DEPOSIT	32,400,013
		Collateralized Loan Agreements – 16.3%
		Finance — Banking – 16.3%
5,000,000		Banc of America Securities LLC, 0.618%, 5/3/2010	5,000,000
1,600,000		Citigroup Global Markets, Inc., 0.720%, 5/3/2010	1,600,000
5,000,000		Deutsche Bank Securities, Inc., 0.456%, 6/22/2010	5,000,000
6,000,000		RBC Capital Markets Corp., 0.416%, 5/3/2010	6,000,000
3,000,000		RBS Securities, Inc., 0.659%, 5/5/2010	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	20,600,000
		Commercial Paper – 26.9%; 3
		Aerospace / Auto – 4.7%
6,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.330% - 0.350%, 6/24/2010 - 7/1/2010	5,996,748
		Finance — Automotive – 3.9%
5,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.600%, 7/9/2010	4,994,250
		Finance — Banking – 14.3%
5,000,000	[1,2]	Clipper Receivables Company LLC, 0.280%, 7/6/2010	4,997,433
6,000,000	[1,2]	Grampian Funding LLC, 0.250%, 5/14/2010	5,999,459
7,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 7/1/2010	6,996,916
		TOTAL	17,993,808
		Finance — Commercial – 4.0%
5,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%, 6/11/2010	4,998,633
		TOTAL COMMERCIAL PAPER	33,983,439
		Corporate Bonds – 5.6%
		Finance — Banking – 3.2%
1,000,000		Bank of America N.A., 0.330%, 7/27/2010	1,000,000
3,000,000		JPMorgan Chase Bank, N.A., 0.258%, 5/20/2011	3,000,000
		TOTAL	4,000,000
1

Principal Amount		Value
	Finance — Commercial – 2.4%
$3,000,000	General Electric Capital Corp., 5.200% - 6.875%, 11/15/2010 - 2/1/2011	3,101,630
	TOTAL CORPORATE BONDS	7,101,630
	Government Agency – 2.4%
	Government Agency – 2.4%
3,000,000	Federal Home Loan Bank System, 0.550%, 3/23/2011	3,000,000
	Loan Participation – 4.0%
	Chemicals – 4.0%
5,000,000	DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 5/27/2010	5,000,000
	Notes — Variable – 14.7%; 4
	Finance — Banking – 12.2%
2,000,000	Barclays Bank PLC, 0.508%, 5/21/2010	2,000,000
2,000,000	JPMorgan Chase Bank, N.A., 0.265%, 5/28/2010	2,000,000
5,000,000	Wachovia Corp., 0.402%, 6/1/2010	5,000,582
6,150,000	Westpac Banking Corp. Ltd., Sydney, 0.299% - 0.303%, 5/4/2010 - 5/14/2010	6,150,000
285,000	Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.650%, 5/6/2010	285,000
	TOTAL	15,435,582
	Finance — Commercial – 0.9%
1,170,000	General Electric Capital Corp., 0.310% - 0.654%, 5/10/2010 - 6/9/2010	1,169,055
	Government Agency – 1.6%
2,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.260%, 5/6/2010	2,000,000
	TOTAL NOTES — VARIABLE	18,604,637
	Repurchase Agreement – 2.1%
2,629,000	Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	2,629,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	126,074,089
	OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	108,505
	TOTAL NET ASSETS — 100%	$126,182,594
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $17,165,058, which represented 13.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $17,165,058, which represented 13.6% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

2

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit

3

Federated Municipal Trust

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.3%;1,2
		Alabama – 2.1%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.480%, 5/6/2010	5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.430%, 5/6/2010	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	600,000
3,040,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.580%, 5/6/2010	3,040,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 0.980%, 5/6/2010	5,000,000
		TOTAL	18,640,000
		Arkansas – 0.3%
3,000,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2010	3,000,000
		California – 3.3%
3,030,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.450%, 5/6/2010	3,030,000
25,847,000		California State, GO Tax Exempt Notes, 0.400% CP (CALPERS, CALSTRS, Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/12/2010	25,847,000
		TOTAL	28,877,000
		Colorado – 3.1%
8,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 5/5/2010	8,000,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York Mellon LOC), 0.550%, 5/6/2010	2,300,000
2,160,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 5/6/2010	2,160,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.330%, 5/5/2010	15,000,000
		TOTAL	27,460,000
		Connecticut – 0.3%
2,650,000		Putnam, CT, 1.500% BANs, 1/18/2011	2,659,407
		Delaware – 1.1%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.680%, 5/5/2010	5,300,000
4,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.470%, 5/6/2010	4,515,000
		TOTAL	9,815,000
		District of Columbia – 1.3%
2,500,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC GTD)/(FHLMC LIQ), 0.420%, 5/6/2010	2,500,000
9,000,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	9,000,000
		TOTAL	11,500,000
		Florida – 4.9%
750,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	750,000
18,145,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.550%, 5/5/2010	18,145,000
10,600,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	10,600,000
4,000,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.370%, 5/3/2010	4,000,000
10,000,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.370%, 5/3/2010	10,000,000
		TOTAL	43,495,000
1

Principal Amount			Value
		Georgia – 3.4%
$5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	5,375,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/5/2010	25,000,000
		TOTAL	30,375,000
		Idaho – 1.5%
11,440,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 1.650%, 5/5/2010	11,440,000
1,895,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.600%, 5/6/2010	1,895,000
		TOTAL	13,335,000
		Illinois – 2.8%
3,810,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.550%, 5/6/2010	3,810,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.800%, 5/6/2010	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/6/2010	4,485,000
9,200,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	9,200,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 5/5/2010	3,000,000
1,000,000		Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,000,000
		TOTAL	24,895,000
		Indiana – 2.7%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.400%, 5/6/2010	7,250,000
5,000,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	5,000,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, N.A. LOC), 0.380%, 5/6/2010	3,400,000
8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.700%, 5/6/2010	8,600,000
		TOTAL	24,250,000
		Kansas – 0.2%
1,468,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	1,468,000
		Kentucky – 0.5%
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.500%, 5/6/2010	215,000
4,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.450%, 5/6/2010	4,320,000
		TOTAL	4,535,000
		Louisiana – 0.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/5/2010	4,900,000
		Maryland – 0.6%
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.410%, 5/3/2010	5,400,000
		Massachusetts – 0.9%
8,000,000		Massachusetts IFA (Series 1992B), 0.700% CP (New England Power Co.) Mandatory Tender 5/3/2010	8,000,000
		Michigan – 1.7%
3,740,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.580%, 5/6/2010	3,740,000
3,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.000% TANs, 8/20/2010	3,516,786
8,000,000		Michigan State, (Series A), 2.000% TRANs, 9/30/2010	8,048,764
		TOTAL	15,305,550
		Minnesota – 3.1%
25,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.350%, 5/5/2010	25,000,000
2

Principal Amount			Value
$2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	2,800,000
		TOTAL	27,800,000
		Mississippi – 2.6%
2,680,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 0.980%, 5/6/2010	2,680,000
1,305,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 1.080%, 5/6/2010	1,305,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	900,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 0.480%, 5/6/2010	6,075,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	3,840,000
270,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.680%, 5/6/2010	270,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.50% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2010	7,800,000
		TOTAL	22,870,000
		Missouri – 0.2%
2,000,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/5/2010	2,000,000
		Multi State – 12.1%
9,406,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	9,406,000
8,898,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	8,898,000
10,160,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	10,160,000
9,856,000		FHLMC (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.330%, 5/6/2010	9,856,000
9,880,000		FHLMC (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.330%, 5/6/2010	9,880,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.450%, 5/6/2010	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.450% 5/6/2010	10,000,000
20,000,000		Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Deutsche Bank AG LIQ), 0.450%, 5/6/2010	20,000,000
20,000,000		Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/6/2010	20,000,000
		TOTAL	107,200,000
		Nebraska – 0.5%
4,150,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.400%, 5/6/2010	4,150,000
		Nevada – 3.7%
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/6/2010	25,000,000
2,000,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.340%, 5/5/2010	2,000,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.450%, 5/6/2010	3,100,000
2,835,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/6/2010	2,835,000
		TOTAL	32,935,000
		New Jersey – 1.3%
1,500,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/3/2010	1,500,000
6,108,500		East Greenwich Township, NJ, (Series 2010A), 1.75% BANs, 4/18/2011	6,161,014
4,000,000		Howell Township, NJ, 2.750% BANs, 9/14/2010	4,011,685
		TOTAL	11,672,699
		New Mexico – 0.4%
3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 0.400%, 5/6/2010	3,750,000
3

Principal Amount			Value
		New York – 10.0%
$3,300,000		Babylon, NY Union Free School District, 2.00% TANs, 6/25/2010	3,305,694
15,000,000		Binghamton, NY City School District, 2.00% BANs, 9/17/2010	15,047,983
11,150,000		Catskill, NY Central School District, 2.250% BANs, 9/24/2010	11,189,605
1,230,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 5/6/2010	1,230,000
1,105,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.690%, 5/5/2010	1,105,000
13,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.000% BANs, 5/19/2010	13,507,257
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/6/2010	1,650,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.640%, 5/5/2010	1,700,000
1,105,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 5/6/2010	1,105,000
1,600,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Banknorth N.A. LOC), 0.500%, 5/6/2010	1,600,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.450%, 5/6/2010	2,300,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.360%, 5/6/2010	2,250,000
13,000,000		Rochester, NY, (Series 2009-II), 2.000% BANs, 8/23/2010	13,044,256
3,890,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.450%, 5/5/2010	3,890,000
15,140,500		Schenectady, NY City School District, (Series 2009A), 1.750% BANs, 7/9/2010	15,156,042
		TOTAL	88,080,837
		Ohio – 7.6%
27,070,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.600%, 5/6/2010	27,070,000
34,000,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/3/2010	34,000,000
6,000,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 0.280%, 5/3/2010	6,000,000
		TOTAL	67,070,000
		Oklahoma – 0.2%
1,737,527	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	1,737,527
		Pennsylvania – 2.5%
3,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.370%, 5/5/2010	3,100,000
15,000,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	15,000,000
4,165,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.450%, 5/3/2010	4,165,000
		TOTAL	22,265,000
		Rhode Island – 0.5%
4,475,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/5/2010	4,475,000
		South Carolina – 0.8%
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.370%, 5/6/2010	7,000,000
		South Dakota – 0.9%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2010	8,410,000
		Tennessee – 2.7%
4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/7/2010	4,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	7,500,000
4,870,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	4,870,000
4

Principal Amount		Value
$3,200,000	Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 0.880%, 5/6/2010	3,200,000
	TOTAL	23,570,000
	Texas – 8.5%
12,290,000	Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Landesbank Baden-Wurttemberg (GTD) LIQ), 0.350%, 5/6/2010	12,290,000
3,000,000	Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.600%, 5/6/2010	3,000,000
8,400,000	Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Corporation North America, Inc.), 0.270%, 5/3/2010	8,400,000
9,500,000	Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Baylor College of Medicine)/(Compass Bank, Birmingham LOC), 0.500%, 5/5/2010	9,500,000
7,470,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	7,470,000
12,200,000	Houston, TX Airport System, (Series 2005A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.340%, 5/5/2010	12,200,000
22,900,000	Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.300%, 5/6/2010	22,900,000
	TOTAL	75,760,000
	Virginia – 0.6%
5,000,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.300% CP (Virginia Electric & Power Co.), Mandatory Tender 5/5/2010	5,000,000
	Washington – 3.4%
3,025,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.370%, 5/5/2010	3,025,000
4,025,000	Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.290%, 5/3/2010	4,025,000
3,590,000	Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.370%, 5/6/2010	3,590,000
4,825,000	Washington State Housing Finance Commission: MFH, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.370%, 5/6/2010	4,825,000
2,575,000	Washington State Housing Finance Commission: MFH, (Series 1996A: Pacific Inn Apartments) Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 0.350%, 5/6/2010	2,575,000
12,200,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.370%, 5/6/2010	12,200,000
	TOTAL	30,240,000
	West Virginia – 0.5%
4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.600%, 5/6/2010	4,000,000
	Wisconsin – 5.9%
20,000,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/6/2010	20,000,000
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.300%, 5/6/2010	7,710,000
1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York Mellon LOC), 0.550%, 5/6/2010	1,000,000
15,045,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 5/5/2010	15,045,000
8,630,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/5/2010	8,630,000
	TOTAL	52,385,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	880,281,020
	TOTAL INVESTMENTS — 99.3% (AT AMORTIZED COST)[5]	880,281,020
	OTHER ASSETS AND LIABILITIES - NET — 0.7%[6]	6,472,155
	TOTAL NET ASSETS — 100%	$886,753,175
5

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.7% of the Fund's portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010 the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown on Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $77,764,527, which represented 8.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $77,764,527, which represented 8.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

6

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CALPERS	— California Public Employees Retirement System
CALSTRS	— California State Teachers' Retirement System
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

7

Government Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 42.5%
$50,000,000		Federal Farm Credit System Notes, 0.560%, 7/1/2010	50,001,085
3,530,400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.129% - 0.310%, 5/3/2010 - 7/29/2010	3,529,169,777
3,078,788,333		Federal Home Loan Bank System Notes, 0.180% - 5.250%, 5/4/2010 - 5/25/2011	3,078,540,062
1,481,059,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.190% - 0.250%, 6/7/2010 - 10/5/2010	1,480,041,775
1,441,800,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.179% - 0.263%, 5/5/2010 - 7/12/2010	1,441,656,573
270,000,000		Federal Home Loan Mortgage Corp. Notes, 0.240% - 3.250%, 7/16/2010 - 8/11/2010	270,492,075
2,392,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.210% - 0.540%, 7/1/2010 - 10/25/2010	2,390,651,570
1,649,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.160% - 0.216%, 5/11/2010 - 7/13/2010	1,648,506,041
506,535,000	[1]	Housing and Urban Development Floating Rate Notes, 0.491%, 5/1/2010	506,535,000
		TOTAL GOVERNMENT AGENCIES	14,395,593,958
		Repurchase Agreements – 58.9%
10,000,000		Interest in $250,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $250,004,375 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2032 and the market value of those underlying securities was $256,088,176.	10,000,000
4,026,606,000		Interest in $6,350,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,350,105,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $6,477,108,013.	4,026,606,000
888,000,000		Interest in $1,638,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,638,028,665 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,673,407,683.	888,000,000
430,069,000		Repurchase agreement 0.21%, dated 4/30/2010 under which Banc of America Securities LLC will repurchase securities provided as collateral for $430,076,526 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $441,779,992.	430,069,000
160,179,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	160,179,000
1,900,000,000		Interest in $4,850,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,850,080,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $4,947,082,546.	1,900,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,017,500 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $1,028,866,117.	500,000,000
1,500,000,000		Repurchase agreement 0.20%, dated 4/30/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,025,000 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,025,500.	1,500,000,000
500,000,000	[3]	Repurchase agreement 0.17%, dated 4/28/2010 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $500,016,528 on 5/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $510,007,645.	500,000,000
500,000,000	[3]	Repurchase agreement 0.18%, dated 4/28/2010 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $500,017,500 on 5/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $510,005,324.	500,000,000
696,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/28/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,192,500 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,020,764,136.	696,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,026,250 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,543,415,722.	1,000,000,000
1

Principal Amount			Value
$500,000,000		Repurchase agreement 0.20%, dated 4/30/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,008,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $515,008,584.	500,000,000
536,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 3/24/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $764,774,375 on 6/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $772,675,744.	536,000,000
700,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/23/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,180,833 on 5/24/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $1,030,060,084.	700,000,000
250,000,000		Repurchase agreement 0.20%, dated 4/30/2010 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,004,167 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $255,667,189.	250,000,000
365,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 2/9/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,212,500 on 5/11/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,195,530.	365,000,000
292,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.21%, dated 3/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,262,500 on 6/29/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,092,780.	292,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,017,500 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2046 and the market value of those underlying securities was $1,022,429,083.	500,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,500,026,250 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,545,001,483.	1,000,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,008,750 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2039 and the market value of those underlying securities was $515,001,255.	250,000,000
500,000,000		Repurchase agreement 0.21%, dated 4/30/2010 under which Natixis Financial Products Inc. will repurchase securities provided as collateral for $500,008,750 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $513,075,773.	500,000,000
200,000,000		Repurchase agreement 0.19%, dated 4/30/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $200,003,167 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/30/2020 and the market value of those underlying securities was $204,003,246.	200,000,000
107,000,000	[3]	Interest in $150,000,000 joint repurchase agreement 0.21%, dated 4/12/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $150,026,250 on 5/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2039 and the market value of those underlying securities was $153,710,026.	107,000,000
200,000,000		Repurchase agreement 0.21%, dated 4/30/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $200,003,500 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2036 and the market value of those underlying securities was $204,003,570.	200,000,000
250,000,000	[3]	Repurchase agreement 0.22%, dated 4/29/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $250,093,194 on 6/30/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $257,011,694.	250,000,000
409,566,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which RBC Securities, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2045 and the market value of those underlying securities was $2,060,002,898.	409,566,000
1,500,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,033,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/15/2040 and the market value of those underlying securities was $2,040,034,765.	1,500,000,000
100,000,000		Repurchase agreement 0.15%, dated 4/30/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,250 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/29/2010 and the market value of those underlying securities was $102,004,798.	100,000,000
2

Principal Amount		Value
$200,000,000	Repurchase agreement 0.20%, dated 4/30/2010 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $200,003,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2030 and the market value of those underlying securities was $204,004,408.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	19,970,420,000
	TOTAL INVESTMENTS — 101.4% (AT AMORTIZED COST)[4]	34,366,013,958
	OTHER ASSETS AND LIABILITIES - NET — (1.4)%[5]	(472,631,530)
	TOTAL NET ASSETS — 100%	$33,893,382,428
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

3

Government Obligations Tax-Managed Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 76.5%
$1,053,000,000	[1]	Federal Farm Credit System Discount Notes, 0.130% - 0.520%, 5/5/2010 - 10/14/2010	1,052,442,501
906,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% - 0.416%, 5/3/2010 - 6/20/2010	905,871,728
214,155,000		Federal Farm Credit System Notes, 0.450% - 5.250%, 5/4/2010 - 9/13/2010	214,844,700
3,494,970,000	[1]	Federal Home Loan Bank System Discount Notes, 0.060% - 0.225%, 5/3/2010 - 8/18/2010	3,494,265,205
552,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.129% - 0.251%, 5/5/2010 - 7/27/2010	551,768,549
274,750,000		Federal Home Loan Bank System Notes, 0.270% - 4.375%, 6/18/2010 - 10/29/2010	275,633,871
		TOTAL GOVERNMENT AGENCIES	6,494,826,554
		U.S. TREASURY – 23.4%
244,000,000	[1]	United States Treasury Bill, 0.140%, 5/20/2010	243,981,971
263,000,000	[1]	United States Treasury Bill, 0.155% - 0.200%, 7/1/2010	262,912,397
368,100,000	[1]	United States Treasury Bill, 0.165%, 6/3/2010	368,044,325
75,000,000	[1]	United States Treasury Bill, 0.170%, 8/12/2010	74,963,521
195,000,000	[1]	United States Treasury Bill, 0.180%, 8/19/2010	194,892,750
145,000,000	[1]	United States Treasury Bill, 0.200%, 8/26/2010	144,905,750
200,000,000		United States Treasury Note, 2.625%, 5/31/2010	200,383,185
492,000,000		United States Treasury Note, 4.125%, 8/15/2010	497,611,281
		TOTAL U.S. TREASURY	1,987,695,180
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	8,482,521,734
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	8,350,641
		TOTAL NET ASSETS — 100%	$8,490,872,375
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1  -  quoted prices in active markets for identical securitiesLevel 2  -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3  -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

1

Liberty U.S. Government Money Market Trust

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 36.0%
$18,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.129% - 0.268%, 5/5/2010 - 7/30/2010	18,591,196
18,738,333		Federal Home Loan Bank System Notes, 0.270% - 5.250%, 5/26/2010 - 5/27/2011	18,743,526
6,800,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210% - 0.250%, 7/2/2010 - 10/5/2010	6,795,301
5,950,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.216% - 0.342%, 5/19/2010 - 7/7/2010	5,947,991
9,750,000	[2]	Federal National Mortgage Association Discount Notes, 0.210% - 0.540%, 7/1/2010 - 10/25/2010	9,741,982
6,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.160% - 0.216%, 5/11/2010 - 5/27/2010	6,495,997
10,000,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.190% - 0.250%, 5/14/2010 - 7/1/2010	9,998,097
		TOTAL GOVERNMENT AGENCIES	76,314,090
		Repurchase Agreements – 66.3%
24,808,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	24,808,000
50,000,000		Interest in $1,638,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,638,028,665 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,673,407,683.	50,000,000
4,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/28/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,192,500 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,020,764,136.	4,000,000
3,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 3/24/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,393,750 on 6/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $772,675,744.	3,000,000
4,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/23/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,180,833 on 5/24/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $1,030,060,084.	4,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 2/9/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,212,500 on 5/11/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,195,530.	2,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.21%, dated 3/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,262,500 on 6/29/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,092,780.	2,000,000
50,000,000		Interest in $415,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $415,007,263 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $423,307,445.	50,000,000
1,000,000	[5]	Interest in $150,000,000 joint repurchase agreement 0.21%, dated 4/12/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $150,026,250 on 5/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2039 and the market value of those underlying securities was $153,710,026.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	140,808,000
		TOTAL INVESTMENTS — 102.3% (AT AMORTIZED COST)[6]	217,122,090
		OTHER ASSETS AND LIABILITIES - NET — (2.3)%[7]	(4,939,947)
		TOTAL NET ASSETS — 100%	$212,182,143
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
1

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $9,998,097, which represented 4.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $9,998,097, which represented 4.7% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

Money Market Management

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.1%
		Finance — Automotive – 0.5%
$143,019		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	143,019
		Finance — Equipment – 0.6%
185,471	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	185,471
		TOTAL ASSET-BACKED SECURITIES	328,490
		Certificates of Deposit – 19.7%
		Finance — Banking – 19.7%
1,500,000		Abbey National Treasury Services PLC, 0.317%, 5/28/2010	1,500,000
600,000		BNP Paribas SA, 0.300%, 7/12/2010	600,000
400,000		Bank of Montreal, 0.249%, 5/4/2010	400,000
500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 6/2/2010	500,000
1,500,000		Barclays Bank PLC, 0.508% - 0.710%, 5/5/2010 - 1/21/2011	1,500,000
1,600,000		Credit Agricole Corporate and Investment Bank, 0.340%, 8/20/2010	1,600,000
		TOTAL CERTIFICATES OF DEPOSIT	6,100,000
		Collateralized Loan Agreements – 23.2%
		Finance — Banking – 23.2%
500,000		BNP Paribas Securities Corp., 0.618%, 5/3/2010	500,000
500,000		Banc of America Securities LLC, 0.618%, 5/3/2010	500,000
1,300,000		Citigroup Global Markets, Inc., 0.720%, 5/3/2010	1,300,000
1,500,000		Deutsche Bank Securities, Inc., 0.406%, 5/17/2010	1,500,000
1,000,000		J.P. Morgan Securities, Inc., 0.537%, 6/22/2010	1,000,000
1,500,000		RBC Capital Markets Corp., 0.416%, 5/3/2010	1,500,000
900,000		RBS Securities, Inc., 0.659%, 5/5/2010	900,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,200,000
		Commercial Paper – 27.1%;3
		Aerospace / Auto – 4.8%
1,500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.340% - 0.350%, 6/24/2010 - 7/9/2010	1,499,149
		Finance — Automotive – 5.2%
1,600,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.600%, 7/9/2010	1,598,160
		Finance — Banking – 13.9%
600,000	[1,2]	Clipper Receivables Company LLC, 0.290%, 7/16/2010	599,633
1,500,000	[1,2]	Grampian Funding LLC, 0.250%, 5/14/2010	1,499,864
1,600,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 7/1/2010	1,599,295
600,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280%, 6/25/2010	599,743
		TOTAL	4,298,535
		Finance — Commercial – 3.2%
1,000,000	[1,2]	Enterprise Funding Co. LLC, 0.220%, 5/3/2010	999,988
		TOTAL COMMERCIAL PAPER	8,395,832
		Corporate Bond – 1.6%
		Finance — Banking – 1.6%
500,000		JPMorgan Chase Bank, N.A., 0.258%, 5/21/2010	500,000
		Government Agency – 4.8%
		Government Agency – 4.8%
1,500,000		Federal Home Loan Bank System, 0.400% - 0.550%, 12/27/2010 - 3/23/2011	1,500,000
		Loan Participation – 4.8%
		Chemicals – 4.8%
1,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 5/27/2010	1,500,000
1

Principal Amount			Value
		Notes — Variable – 14.3%;4
		Finance — Banking – 11.1%
$1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.293%, 5/25/2010	1,000,000
1,000,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.550%, 5/6/2010	1,000,000
1,450,000		Westpac Banking Corp. Ltd., Sydney, 0.299% - 0.303%, 5/4/2010 - 5/14/2010	1,450,000
		TOTAL	3,450,000
		Finance — Commercial – 3.2%
1,000,000		General Electric Capital Corp., 0.310%, 5/10/2010	999,465
		TOTAL NOTES — VARIABLE	4,449,465
		Repurchase Agreement – 3.0%
944,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	944,000
		TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	30,917,787
		OTHER ASSETS AND LIABILITES - NET — 0.4%[6]	118,373
		TOTAL NET ASSETS — 100%	$31,036,160
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $4,884,699, which represented 15.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $4,884,699, which represented 15.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit
SWP	— Swap Agreement
2

Municipal Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Alabama – 3.2%
$2,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.480%, 5/6/2010	2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 0.980%, 5/6/2010	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	7,840,000
4,123,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2010	4,123,000
4,000,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.370%, 5/6/2010	4,000,000
43,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.550%, 5/5/2010	43,000,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.460%, 5/6/2010	10,000,000
50,000,000		Columbia, AL IDB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.330%, 5/3/2010	50,000,000
15,000,000		Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.440%, 5/5/2010	15,000,000
1,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.370%, 5/5/2010	1,500,000
5,000,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recyclying, LLC)/(Comerica Bank LOC), 0.350%, 5/6/2010	5,000,000
2,220,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.450%, 5/5/2010	2,220,000
6,835,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.000%, 5/6/2010	6,835,000
6,700,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.370%, 5/5/2010	6,700,000
2,485,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 0.900%, 5/6/2010	2,485,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.350%, 5/6/2010	27,000,000
		TOTAL	192,528,000
		Alaska – 1.8%
7,500,000		Alaska International Airports System, (Series 2009A) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.310%, 5/5/2010	7,500,000
10,000,000		Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 5/6/2010	10,000,000
17,650,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 5/6/2010	17,650,000
74,020,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 5/6/2010	74,020,000
		TOTAL	109,170,000
		Arizona – 0.4%
13,475,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.310%, 5/3/2010	13,475,000
3,400,000		Maricopa County, AZ, IDA MFH, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.340%, 5/6/2010	3,400,000
1,160,000		Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.380%, 5/6/2010	1,160,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	4,000,000
4,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	4,000,000
		TOTAL	26,035,000
		Arkansas – 0.5%
5,630,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/6/2010	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	10,900,000
2,000,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2010	2,000,000
2,000,000		Sheridan, AR IDA, (Series A) Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	2,000,000
1

Principal Amount			Value
$7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/6/2010	7,100,000
		TOTAL	27,630,000
		California – 8.1%
4,395,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 5/3/2010	4,395,000
18,680,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.300%, 5/5/2010	18,680,000
8,150,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.400%, 5/6/2010	8,150,000
5,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	5,250,000
620,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.380%, 5/5/2010	620,000
2,980,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.450%, 5/5/2010	2,980,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.360%, 5/6/2010	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/6/2010	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.360%, 5/6/2010	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.360%, 5/6/2010	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.360%, 5/6/2010	2,940,000
955,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.450%, 5/5/2010	955,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.360%, 5/6/2010	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.360%, 5/6/2010	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/6/2010	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/6/2010	2,000,000
2,330,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.450%, 5/5/2010	2,330,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.380%, 5/5/2010	3,920,000
2,995,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.380%, 5/5/2010	2,995,000
10,600,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.330%, 5/5/2010	10,600,000
3,920,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.330%, 5/5/2010	3,920,000
20,630,000	[3,4]	California Pooled School Districts (DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.320%, 5/6/2010	20,630,000
15,000,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/6/2010	15,000,000
3,750,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.310%, 5/6/2010	3,750,000
9,275,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.320%, 5/3/2010	9,275,000
22,884,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/5/2010	22,884,000
50,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/20/2010	50,000,000
15,800,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/6/2010	15,800,000
10,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/19/2010	10,000,000
10,410,000		California Statewide Communities Development Authority, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.350%, 5/6/2010	10,410,000
4,435,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.460%, 5/6/2010	4,435,000
9,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	9,230,000
2

Principal Amount			Value
$8,000,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	8,000,000
1,815,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.340%, 5/6/2010	1,815,000
6,500,000		Dublin, CA USD, 2.50% TRANs, 10/6/2010	6,553,128
7,675,000	[3,4]	East Side Union High School District, CA, (DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	7,675,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 5/6/2010	14,000,000
5,200,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.390%, 5/3/2010	5,200,000
25,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/7/2010	25,000,000
35,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/8/2010	35,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.300%, 5/6/2010	10,065,000
4,100,000		Milpitas, CA USD, 2.50% TRANs, 10/6/2010	4,133,511
5,945,000		Paramount, CA USD, COP (Series 2001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.280%, 5/6/2010	5,945,000
12,075,000		Paramount, CA USD, COP (Series 2001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.280%, 5/6/2010	12,075,000
8,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	8,000,000
18,950,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/6/2010	18,950,000
14,975,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	14,975,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.35% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/29/2010	22,580,000
15,700,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	15,700,000
		TOTAL	486,030,639
		Colorado – 1.7%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.400%, 5/6/2010	1,020,000
1,990,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 5/5/2010	1,990,000
1,950,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.350%, 5/6/2010	1,950,000
410,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	410,000
26,375,000		Colorado State, 2.00% TRANs, 6/25/2010	26,436,328
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	1,500,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.320%, 5/5/2010	15,000,000
28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.330%, 5/5/2010	28,500,000
28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.330%, 5/5/2010	28,500,000
		TOTAL	105,306,328
		Connecticut – 0.9%
4,800,000		Connecticut Development Authority, (Series 1999), 0.77% CP (New England Power Co.), Mandatory Tender 5/4/2010	4,800,000
4,000,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.300%, 5/6/2010	4,000,000
5,330,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.270%, 5/5/2010	5,330,000
16,765,000		Hamden, CT, 1.25% BANs, 8/25/2010	16,799,407
5,000,000		Plainville, CT, 2.00% BANs, 10/28/2010	5,032,563
6,350,000		Sherman, CT, 1.25% BANs, 8/26/2010	6,362,328
3

Principal Amount			Value
$14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,015,539
		TOTAL	56,339,837
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.580%, 5/6/2010	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.680%, 5/5/2010	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.0%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.310%, 5/6/2010	7,500,000
11,310,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/6/2010	11,310,000
33,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	33,965,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.330%, 5/6/2010	3,770,000
		TOTAL	61,845,000
		Florida – 6.5%
28,750,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.370%, 5/3/2010	28,750,000
4,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	4,200,000
6,310,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	6,310,000
7,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.320%, 5/5/2010	7,250,000
3,000,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.900%, 5/6/2010	3,000,000
29,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.550%, 5/5/2010	29,500,000
28,030,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.340%, 5/3/2010	28,030,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	16,160,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.510%, 5/6/2010	2,596,000
4,845,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 0.800%, 5/6/2010	4,845,000
14,500,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.310%, 5/3/2010	14,500,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 5/6/2010	10,800,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.400%, 5/6/2010	25,000,000
37,745,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.370%, 5/3/2010	37,745,000
85,005,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.440%, 5/6/2010	85,005,000
5,000,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.370%, 5/3/2010	5,000,000
17,310,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.370%, 5/3/2010	17,310,000
6,840,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.370%, 5/3/2010	6,840,000
31,800,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.270%, 5/3/2010	31,800,000
27,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.340%, 5/3/2010	27,585,000
		TOTAL	392,226,000
		Georgia – 4.5%
52,490,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.520%, 5/3/2010	52,490,000
10,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.370%, 5/3/2010	10,850,000
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.400%, 5/6/2010	230,000
4

Principal Amount			Value
$5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York Mellon LOC), 0.550%, 5/6/2010	5,400,000
920,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	920,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2010	10,950,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.400%, 5/5/2010	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	9,300,000
13,680,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.900%, 5/6/2010	13,680,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.350%, 5/6/2010	5,000,000
25,500,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.350%, 5/6/2010	25,500,000
7,475,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2010	7,475,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.480%, 5/6/2010	11,000,000
530,000		Emanuel County, GA Developement Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.730%, 5/5/2010	530,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	16,000,000
9,900,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	9,900,000
15,000,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.400%, 5/5/2010	15,000,000
10,800,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	10,800,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	10,000,000
2,600,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/6/2010	2,600,000
4,300,000		Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.320%, 5/5/2010	4,300,000
10,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/5/2010	10,000,000
7,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.330%, 5/6/2010	7,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.150%, 5/5/2010	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/6/2010	19,000,000
		TOTAL	273,175,000
		Idaho – 0.3%
18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.300%, 5/6/2010	18,000,000
		Illinois – 1.5%
945,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.580%, 5/6/2010	945,000
1,300,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.580%, 5/6/2010	1,300,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.370%, 5/6/2010	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.340%, 5/5/2010	3,000,000
850,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/5/2010	850,000
1,390,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.730%, 5/6/2010	1,390,000
430,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	430,000
3,170,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/5/2010	3,170,000
5

Principal Amount		Value
$1,000,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,000,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.550%, 5/6/2010	4,490,000
2,960,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.580%, 5/6/2010	2,960,000
4,540,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	4,540,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.550%, 5/6/2010	3,695,000
2,640,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.070%, 5/5/2010	2,640,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.350%, 5/6/2010	6,700,000
1,260,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent ContainerCompany, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	1,260,000
7,345,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.350%, 5/6/2010	7,345,000
1,040,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,040,000
7,500,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	7,500,000
5,500,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.520%, 5/6/2010	5,500,000
8,500,000	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.400%, 5/5/2010	8,500,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 5/5/2010	1,200,000
1,080,000	Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.320%, 5/6/2010	1,080,000
3,855,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 5/6/2010	3,855,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/5/2010	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	1,400,000
1,284,000	West Chicago, IL IDA, (Series 1997) Weekly VRDNs (Bison Gear & Engineering Corp.) /(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2010	1,284,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	500,000
	TOTAL	88,474,000
	Indiana – 3.2%
4,385,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	4,385,000
20,468,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	20,637,745
550,000	Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	550,000
4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.540%, 5/6/2010	4,100,000
660,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	660,000
2,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.300%, 5/6/2010	2,600,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.520%, 5/6/2010	6,095,000
10,000,000	Indiana State Finance Authority — Solid Waste, (Series 2007A) Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	10,000,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-4) Weekly VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.470%, 5/5/2010	9,750,000
5,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	5,000,000
1,100,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.570%, 5/5/2010	1,100,000
5,000,000	Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	6,500,000
6

Principal Amount			Value
$14,510,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	14,510,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.380%, 5/6/2010	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.700%, 5/6/2010	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.700%, 5/6/2010	1,000,000
38,890,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/3/2010	38,890,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.700%, 5/6/2010	10,000,000
1,600,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/6/2010	1,600,000
10,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.270%, 5/3/2010	10,000,000
11,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.270%, 5/3/2010	11,700,000
6,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.270%, 5/3/2010	6,200,000
1,400,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	1,400,000
		TOTAL	191,712,745
		Iowa – 0.3%
4,915,000		Iowa Finance Authority — Health Facilities, (Series 2009C) Daily VRDNs (Iowa Health System)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/3/2010	4,915,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC) /(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 5/6/2010	500,000
2,375,000		Scott County, IA IDA, (Series 2005A) Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	2,375,000
		TOTAL	19,090,000
		Kansas – 0.6%
6,282,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	6,282,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.350%, 5/6/2010	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	9,550,000
5,090,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 0.350%, 5/6/2010	5,090,000
		TOTAL	33,637,000
		Kentucky – 0.7%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 5/6/2010	5,500,000
3,000,000		Kentucky EDFA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	3,000,000
6,075,000		Kentucky EDFA, (Series 2003) Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	6,075,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 5/6/2010	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.500%, 5/6/2010	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.310%, 5/6/2010	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/6/2010	10,000,000
		TOTAL	41,700,000
7

Principal Amount			Value
		Louisiana – 2.2%
$15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.420%, 5/5/2010	15,000,000
18,800,000		Calcasieu Parish, LA, IDB, (Series 1994) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.270%, 5/3/2010	18,800,000
3,144,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	3,144,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.380%, 5/6/2010	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.400%, 5/6/2010	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.410%, 5/5/2010	4,000,000
6,500,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.450%, 5/3/2010	6,500,000
35,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.550%, 5/3/2010	35,000,000
10,000,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.500%, 5/3/2010	10,000,000
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.370%, 5/3/2010	21,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.410%, 5/5/2010	7,500,000
		TOTAL	130,574,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 5/5/2010	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.400%, 5/6/2010	15,000,000
		TOTAL	18,100,000
		Maryland – 1.6%
2,270,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	2,270,000
1,000,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.450%, 5/6/2010	1,000,000
475,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 5/4/2010	475,000
2,730,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2010	2,730,000
6,950,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2010	6,950,000
4,900,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.330%, 5/6/2010	4,900,000
6,700,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.330%, 5/6/2010	6,700,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.340%, 5/6/2010	33,000,000
2,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.400%, 5/6/2010	2,250,000
13,185,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.500%, 5/6/2010	13,185,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.520%, 5/5/2010	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.550%, 5/5/2010	735,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.370%, 5/7/2010	3,500,000
8,450,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C) Weekly VRDNs (FHLMC and FNMA LOCs), 0.330%, 5/6/2010	8,450,000
500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	500,000
		TOTAL	93,945,000
		Massachusetts – 2.1%
6,713,000		Avon, MA, 1.50% BANs, 12/2/2010	6,744,404
30,000,000		Beverly, MA, 1.50% BANs, 10/21/2010	30,105,791
2,900,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/6/2010	2,900,000
21,549,181		Gloucester, MA, 1.50% BANs, 9/17/2010	21,622,583
8

Principal Amount			Value
$10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 5/3/2010	10,000,000
1,755,000		Massachusetts Development Finance Agency, (Series 2004), 0.80% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 5/3/2010	1,755,000
1,900,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/6/2010	1,900,000
7,500,000		Massachusetts IFA, (Series 1992B), 0.65% CP (New England Power Co.), Mandatory Tender 5/3/2010	7,500,000
4,700,000		Massachusetts IFA, (Series 1992B), 0.70% CP (New England Power Co.), Mandatory Tender 5/3/2010	4,700,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.280%, 5/6/2010	5,000,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	3,000,000
8,794,800		Pittsfield, MA, 1.50% BANs, 1/28/2011	8,846,850
5,000,000		Pittsfield, MA, 1.50% BANs, 10/15/2010	5,017,021
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,863,407
10,000,000		Salem, MA, 1.50% BANs, 10/22/2010	10,035,469
		TOTAL	127,990,525
		Michigan – 5.1%
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	1,500,000
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 5/6/2010	5,500,000
16,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	16,076,733
7,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	7,034,826
54,590,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.350%, 5/6/2010	54,590,000
16,900,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 5/6/2010	16,900,000
5,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.500%, 5/6/2010	5,240,000
3,945,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	3,945,000
90,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	90,548,596
9,500,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	9,500,000
10,500,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.550%, 5/3/2010	10,500,000
6,105,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	6,105,000
4,600,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	4,600,000
46,775,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 5/6/2010	46,775,000
16,600,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.340%, 5/6/2010	16,600,000
9,850,000		Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/5/2010	9,850,000
		TOTAL	305,265,155
		Minnesota – 1.4%
850,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	850,000
1,800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	1,800,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.360%, 5/7/2010	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.380%, 5/7/2010	6,000,000
1,000,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	1,000,000
4,390,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	4,390,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	3,020,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.310%, 5/6/2010	4,965,000
9

Principal Amount			Value
$24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.380%, 5/7/2010	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.380%, 5/7/2010	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.430%, 5/7/2010	3,415,000
		TOTAL	83,085,000
		Mississippi – 1.0%
11,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	11,630,000
1,200,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	1,200,000
2,090,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 0.980%, 5/6/2010	2,090,000
2,265,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 1.000%, 5/6/2010	2,265,000
9,800,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.400%, 5/6/2010	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	9,670,000
5,740,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.370%, 5/5/2010	5,740,000
		TOTAL	58,195,000
		Missouri – 0.3%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/6/2010	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/6/2010	2,000,000
3,525,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.450%, 5/6/2010	3,525,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.550%, 5/6/2010	460,000
		TOTAL	15,985,000
		Montana – 0.1%
5,005,000	[3,4]	Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.370%, 5/6/2010	5,005,000
		Multi-State – 8.8%
22,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	22,730,000
73,394,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	73,394,000
9,555,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	9,555,000
19,884,206	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	19,884,206
37,780,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 5/6/2010	37,780,000
64,950,000	[3,4]	FHLMC, (Eagle Tax Exempt Trust) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.360%, 5/6/2010	64,950,000
10,760,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 5/6/2010	10,760,000
21,437,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 5/6/2010	21,437,000
10

Principal Amount			Value
$9,332,000		FHLMC, (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 5/6/2010	9,332,000
27,309,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 5/6/2010	27,309,000
24,155,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 5/6/2010	24,155,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.450%, 5/6/2010	76,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.450%, 5/6/2010	85,300,000
20,000,000		Nuveen Municipal Advantage Fund, Inc., Variable Rate Demand Preferred Shares, 0.450%, 5/6/2010	20,000,000
25,000,000		Nuveen Municipal Market Opportunity Fund, Inc., Variable Rate Demand Preferred Shares, 0.450%, 5/6/2010	25,000,000
5,000,000		Nuveen Premium Income Municipal Fund 4, Inc., Variable Rate Demand Preferred Shares, 0.450%, 5/6/2010	5,000,000
		TOTAL	532,886,206
		Nebraska – 0.3%
2,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	2,150,000
300,000		Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	300,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.400%, 5/6/2010	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.370%, 5/5/2010	5,700,000
		TOTAL	20,870,000
		Nevada – 1.7%
44,250,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008C-1) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	44,250,000
23,900,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.340%, 5/5/2010	23,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.450%, 5/6/2010	10,000,000
16,100,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments) /(Citibank NA, New York LOC), 0.400%, 5/6/2010	16,100,000
8,710,243	[3,4]	Nevada Housing Division, Stage Trust (Series 2007-116TP) Weekly VRDNs (Arby Road Apartments)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.330%, 5/6/2010	8,710,243
		TOTAL	102,960,243
		New Hampshire – 0.7%
11,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.300%, 5/3/2010	11,260,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.75% CP (New England Power Co.), Mandatory Tender 5/3/2010	4,000,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.77% CP (New England Power Co.), Mandatory Tender 5/4/2010	30,000,000
		TOTAL	45,260,000
		New Jersey – 2.6%
7,227,000		East Brunswick Township, NJ, 1.75% BANs, 10/7/2010	7,259,804
5,450,000		Haddon Township, NJ, 1.60% BANs, 11/23/2010	5,469,802
5,311,000		Mansfield Township, NJ, 1.50% BANs, 4/13/2011	5,343,516
10,893,000		Mount Laurel Township, NJ, 1.50% BANs, 4/18/2011	10,971,161
4,595,000		Neptune Township, NJ, 1.30% BANs, 11/5/2010	4,605,537
100,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	100,290,469
8,396,000		Point Pleasant Beach, NJ, 1.50% BANs, 8/13/2010	8,410,256
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,520,365
7,350,000		Stone Harbor, NJ, 1.35% BANs, 11/12/2010	7,368,652
2,850,000		Washington Township (Gloucester County), NJ, (Series 2009A), 1.50% BANs, 12/22/2010	2,860,900
		TOTAL	158,100,462
11

Principal Amount			Value
		New Mexico – 0.6%
$745,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	745,000
3,790,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	3,790,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.400%, 5/6/2010	3,200,000
1,900,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.570%, 5/5/2010	1,900,000
7,500,000		New Mexico Educational Asistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.330%, 5/5/2010	7,500,000
7,500,000		New Mexico Educational Asistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.330%, 5/5/2010	7,500,000
4,000,000		New Mexico Educational Asistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.330%, 5/5/2010	4,000,000
10,000,000		New Mexico Educational Asistance Foundation, Education Loan Bonds (Senior Series 2008A-3) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.330%, 5/5/2010	10,000,000
		TOTAL	38,635,000
		New York – 2.6%
10,500,000		Akron, NY CSD, 2.50% BANs, 7/14/2010	10,515,690
16,715,000		Amherst, NY CSD, 2.00% BANs, 8/5/2010	16,745,378
13,100,000		Averill Park, NY CSD, 2.00% BANs, 6/25/2010	13,116,570
9,800,000		Binghamton, NY City School District, 2.00% BANs, 9/17/2010	9,831,349
8,000,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	8,052,208
25,970,000		Greene, NY CSD, 2.00% BANs, 7/30/2010	26,004,707
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	8,980,814
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	5,590,000
20,000,000		Indian River, NY CSD, 2.50% BANs, 6/25/2010	20,026,671
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.630%, 5/6/2010	4,735,000
375,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.240%, 5/3/2010	375,000
5,400,000		New York State HFA, (Series 2004A: Archstone Westbury Housing) Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	5,400,000
19,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.420%, 5/6/2010	19,500,000
2,500,000		Waverly, NY CSD, 2.00% BANs, 7/16/2010	2,502,046
4,255,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/5/2010	4,255,000
		TOTAL	155,630,433
		North Carolina – 0.6%
7,200,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 5/6/2010	7,200,000
7,600,000		Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	7,600,000
7,200,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.500%, 5/5/2010	7,200,000
13,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.470%, 5/5/2010	13,500,000
430,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.300%, 5/6/2010	430,000
		TOTAL	35,930,000
		North Dakota – 0.4%
515,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.430%, 5/6/2010	515,000
9,895,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.330%, 5/5/2010	9,895,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.600%, 5/6/2010	12,240,000
		TOTAL	22,650,000
		Ohio – 2.7%
100,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	100,000
26,170,000		County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.350%, 5/3/2010	26,170,000
12

Principal Amount			Value
$58,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.350%, 5/3/2010	58,800,000
3,100,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2010	3,100,000
20,105,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/6/2010	20,105,000
19,825,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.600%, 5/6/2010	19,825,000
19,300,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/3/2010	19,300,000
4,600,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(GTD by BP PLC), 0.280%, 5/3/2010	4,600,000
11,000,000		Ohio Water Development Authority, (Series 2001B) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.280%, 5/3/2010	11,000,000
		TOTAL	163,000,000
		Oklahoma – 0.4%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.480%, 5/5/2010	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	6,000,000
11,113,536	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/6/2010	11,113,536
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.310%, 5/5/2010	2,500,000
1,640,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 5/6/2010	1,640,000
		TOTAL	26,453,536
		Oregon – 1.6%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.410%, 5/6/2010	500,000
35,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 5/6/2010	35,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,122,729
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	10,000,000
2,000,000		Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.290%, 5/6/2010	2,000,000
		TOTAL	94,622,729
		Pennsylvania – 2.8%
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	1,080,000
25,000,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.370%, 5/5/2010	25,000,000
6,800,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.370%, 5/5/2010	6,800,000
23,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.370%, 5/5/2010	23,100,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,340,792
70,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	70,203,798
7,160,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 5/6/2010	7,160,000
1,335,000		Westmoreland County, PA IDA, (Seriess 2005A) Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	1,335,000
		TOTAL	166,019,590
		Rhode Island – 0.7%
3,040,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 0.650%, 5/6/2010	3,040,000
12,450,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.390%, 5/3/2010	12,450,000
13,005,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.390%, 5/3/2010	13,005,000
13

Principal Amount			Value
$7,000,000		Rhode Island State Student Loan Authority, (Series 2008B-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.320%, 5/5/2010	7,000,000
7,960,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments) /(Bank of America N.A. LOC), 0.300%, 5/3/2010	7,960,000
		TOTAL	43,455,000
		South Carolina – 2.2%
23,000,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997) Daily VRDNs (BP Corporation North America, Inc.), 0.270%, 5/3/2010	23,000,000
9,400,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Corporation North America, Inc.)/(GTD by BP Corporation North America, Inc.), 0.270%, 5/3/2010	9,400,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.370%, 5/5/2010	24,000,000
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.350%, 5/5/2010	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.350%, 5/5/2010	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.350%, 5/5/2010	25,000,000
5,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.) /(Bank of America N.A. LOC), 0.440%, 5/5/2010	5,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 5/6/2010	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 5/6/2010	6,225,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.550%, 5/5/2010	8,410,000
12,520,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/6/2010	12,520,000
		TOTAL	132,155,000
		South Dakota – 0.7%
9,850,000		Marshall County, SD, (Series 2007) Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.600%, 5/6/2010	9,850,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.450%, 5/6/2010	4,000,000
8,500,000		South Dakota Housing Development Authority, (Series 2006 C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.320%, 5/6/2010	8,500,000
20,800,000		South Dakota Housing Development Authority, (Series 2007 I) Weekly VRDNs (FHLB of Des Moines LIQ), 0.320%, 5/6/2010	20,800,000
		TOTAL	43,150,000
		Tennessee – 1.7%
10,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.320%, 5/3/2010	10,000,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.400%, 5/5/2010	5,000,000
700,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.050%, 5/6/2010	700,000
26,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.310%, 5/3/2010	26,000,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.310%, 5/3/2010	35,000,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.330%, 5/6/2010	10,000,000
750,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 5/6/2010	750,000
4,530,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.470%, 5/6/2010	4,530,000
6,925,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 0.800%, 5/6/2010	6,925,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.880%, 5/5/2010	845,000
		TOTAL	99,750,000
		Texas – 9.0%
35,075,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.350%, 5/6/2010	35,075,000
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.400%, 5/5/2010	9,950,000
1,010,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.300%, 5/3/2010	1,010,000
24,630,000		Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.300%, 5/3/2010	24,630,000
14

Principal Amount			Value
$12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/3/2010	12,500,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2010	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 5/6/2010	2,950,000
23,900,000		Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/3/2010	23,900,000
8,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Corporation North America, Inc.), 0.270%, 5/3/2010	8,300,000
17,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Corporation North America, Inc.), 0.270%, 5/3/2010	17,300,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.500%, 5/5/2010	12,500,000
3,625,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.300%, 5/6/2010	3,625,000
5,700,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 0.450%, 5/3/2010	5,700,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2010	6,900,000
80,400,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.340%, 5/5/2010	80,400,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	4,200,000
6,000,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.550%, 5/3/2010	6,000,000
12,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.330%, 5/5/2010	12,500,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.350%, 5/6/2010	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.330%, 5/5/2010	1,500,000
9,880,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/6/2010	9,880,000
19,825,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.300%, 5/6/2010	19,825,000
485,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 2.400%, 5/5/2010	485,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	131,885,448
7,215,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.370%, 5/5/2010	7,215,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.340%, 5/6/2010	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 5/5/2010	10,000,000
		TOTAL	545,350,448
		Utah – 0.1%
1,455,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.450%, 5/6/2010	1,455,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.400%, 5/6/2010	1,100,000
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.600%, 5/6/2010	4,000,000
		TOTAL	6,555,000
		Vermont – 1.2%
75,000,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.330%, 5/6/2010	75,000,000
15

Principal Amount			Value
		Virginia – 2.8%
$3,500,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	3,500,000
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.850%, 5/6/2010	1,000,000
5,500,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.300%, 5/6/2010	5,500,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 5/5/2010	34,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	3,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 5/6/2010	5,000,000
5,175,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 5/6/2010	5,175,000
6,275,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.550%, 5/5/2010	6,275,000
5,100,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	5,100,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 5/6/2010	3,000,000
15,700,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.290%, 5/3/2010	15,700,000
36,925,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(SunTrust Bank LIQ), 0.370%, 5/3/2010	36,925,000
47,810,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(SunTrust Bank LIQ), 0.370%, 5/3/2010	47,810,000
		TOTAL	171,985,000
		Washington – 3.4%
2,500,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.520%, 5/6/2010	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.700%, 5/6/2010	9,000,000
2,175,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project) Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/6/2010	2,175,000
535,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.430%, 5/6/2010	535,000
15,000,000		Port of Bellingham, WA IDC, (Series 2007) Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.270%, 5/3/2010	15,000,000
3,025,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.420%, 5/6/2010	3,025,000
7,465,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/6/2010	7,465,000
99,400,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.320%, 5/3/2010	99,400,000
1,885,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.480%, 5/6/2010	1,885,000
685,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.540%, 5/6/2010	685,000
3,225,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.600%, 5/6/2010	3,225,000
10,850,000		Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.370%, 5/5/2010	10,850,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.550%, 5/6/2010	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.550%, 5/6/2010	1,000,000
1,715,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.340%, 5/6/2010	1,715,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.370%, 5/5/2010	4,720,000
5,510,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.360%, 5/5/2010	5,510,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.650%, 5/6/2010	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/6/2010	4,500,000
3,080,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.390%, 5/6/2010	3,080,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.340%, 5/6/2010	5,350,000
16

Principal Amount		Value
$3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.350%, 5/6/2010	3,560,000
	TOTAL	202,555,000
	West Virginia – 0.2%
9,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.77% CP (Virginia Electric & Power Co.), Mandatory Tender 5/4/2010	9,000,000
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.360%, 5/6/2010	3,760,000
	TOTAL	12,760,000
	Wisconsin – 1.7%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.550%, 5/6/2010	9,500,000
4,000,000	Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.550%, 5/6/2010	4,000,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.450%, 5/5/2010	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.500%, 5/6/2010	1,325,000
5,270,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.520%, 5/6/2010	5,270,000
1,490,000	Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.730%, 5/6/2010	1,490,000
1,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.090%, 5/6/2010	1,000,000
1,700,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.730%, 5/6/2010	1,700,000
1,700,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	1,700,000
25,870,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 5/5/2010	25,870,000
16,430,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 5/5/2010	16,430,000
17,115,000	Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.250%, 5/6/2010	17,115,000
16,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/5/2010	16,000,000
	TOTAL	102,200,000
	Wyoming – 0.8%
19,200,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.300%, 5/3/2010	19,200,000
30,000,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.330%, 5/6/2010	30,000,000
	TOTAL	49,200,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	6,020,177,876
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	12,449,558
	TOTAL NET ASSETS — 100%	$6,032,627,434
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.4% of the portfolio as calculated based upon total market value.
17

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
94.5%	5.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $722,552,985, which represented 12.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $722,552,985, which represented 12.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

18

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PUTTER(s)	— Puttable Tax-Exempt Receipt(s)
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

19

Prime Cash Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.3%
		Finance — Automotive – 1.2%
$16,727,629	[1,2]	Ally Auto Receivables Trust 2009-B, Class A1, 0.305%, 11/15/2010	16,727,629
1,636,940	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	1,636,940
11,864,324	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	11,864,324
36,768,131	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	36,768,131
1,285,824	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.327%, 10/15/2010	1,285,824
38,741,924	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	38,741,924
47,522,537	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.295%, 12/15/2010	47,522,537
4,499,978		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	4,499,978
34,645,290		World Omni Automobile Lease Securitization Trust 2009-A, Class A1, 0.403%, 11/15/2010	34,645,509
		TOTAL	193,692,796
		Finance — Equipment – 0.1%
12,418,070		CNH Equipment Trust 2009-C, Class A1, 0.421%, 12/3/2010	12,418,070
2,081,342		John Deere Owner Trust 2009-B, Class A1, 0.345%, 11/2/2010	2,081,342
		TOTAL	14,499,412
		TOTAL ASSET-BACKED SECURITIES	208,192,208
		Certificates of Deposit – 25.4%
		Finance — Banking – 25.4%
289,500,000		Abbey National Treasury Services PLC, 0.308% - 0.317%, 5/21/2010 - 5/28/2010	289,500,000
775,000,000		BNP Paribas SA, 0.300% - 0.340%, 5/5/2010 - 7/15/2010	775,000,000
425,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.250% - 0.310%, 6/16/2010 - 7/16/2010	425,003,962
200,000,000		Bank of Montreal, 0.249%, 5/4/2010	200,000,000
802,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.220% - 0.350%, 5/10/2010 - 7/28/2010	802,500,000
265,000,000		Barclays Bank PLC, 0.579% - 0.710%, 5/5/2010 - 1/26/2011	265,000,000
775,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.410%, 5/3/2010 - 9/20/2010	775,000,000
255,000,000		Mizuho Corporate Bank Ltd., 0.250%, 5/20/2010 - 5/28/2010	255,000,000
150,000,000		Societe Generale, Paris, 0.290% - 0.300%, 7/8/2010 - 7/23/2010	150,000,000
129,000,000		Toronto Dominion Bank, 0.251%, 5/10/2010	129,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,066,003,962
		Collateralized Loan Agreements – 19.1%
		Finance — Banking – 19.1%
350,000,000		Banc of America Securities LLC, 0.497% - 0.618%, 5/3/2010	350,000,000
345,000,000		Barclays Capital, Inc., 0.406% - 0.466%, 5/3/2010 - 6/16/2010	345,000,000
730,000,000		Citigroup Global Markets, Inc., 0.618% - 0.720%, 5/3/2010	730,000,000
175,000,000		Credit Suisse First Boston LLC, 0.274%, 5/5/2010	175,000,000
761,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.669%, 5/3/2010 - 6/22/2010	761,000,000
175,000,000		J.P. Morgan Securities, Inc., 0.537%, 6/22/2010	175,000,000
450,000,000		RBS Securities, Inc., 0.659%, 5/5/2010	450,000,000
75,000,000		Wells Fargo Securities, LLC, 0.355%, 5/3/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,061,000,000
		Commercial Paper – 20.1%;3
		Aerospace/Auto – 3.8%
606,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.330% - 0.340%, 6/2/2010 - 7/13/2010	605,645,594
		Finance — Automotive – 0.2%
35,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.300%, 7/6/2010	34,980,750
		Finance — Banking – 14.8%
360,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.240% - 0.310%, 6/8/2010 - 7/8/2010	359,805,839
1

Principal Amount			Value
$578,000,000	[1,2]	Clipper Receivables Company LLC, 0.280% - 0.356%, 5/10/2010 - 8/23/2010	577,578,314
200,000,000	[1,2]	Danske Corp., Inc., 0.300%, 7/19/2010	199,868,333
522,000,000	[1,2]	Grampian Funding LLC, 0.250% - 0.270%, 5/4/2010 - 5/28/2010	521,961,911
100,000,000		ING (U.S.) Funding LLC, 0.250%, 7/1/2010	99,957,639
317,400,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 7/1/2010	317,260,168
25,000,000	[1,2]	Surrey Funding Corporation, 0.200%, 5/4/2010	24,999,583
130,562,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280%, 6/21/2010 - 6/25/2010	130,507,704
150,000,000	[1,2]	Variable Funding Capital Corp., 0.310%, 7/26/2010	149,888,917
		TOTAL	2,381,828,408
		Finance — Commercial – 1.3%
125,000,000		General Electric Capital Corp., 0.200%, 5/4/2010	124,997,917
25,000,000		General Electric Capital Services, 0.361%, 9/20/2010	24,964,500
55,339,000	[1,2]	Market Street Funding LLC, 0.290%, 7/13/2010	55,306,457
		TOTAL	205,268,874
		TOTAL COMMERCIAL PAPER	3,227,723,626
		Corporate Bonds – 3.0%
		Finance — Banking – 2.2%
200,000,000		Bank of America N.A., 0.330%, 7/27/2010	200,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.258%, 5/21/2010	150,000,000
		TOTAL	350,000,000
		Finance — Commercial – 0.8%
126,425,000		General Electric Capital Corp., 0.374% — 6.875%, 9/27/2010 — 2/1/2011	129,418,698
		TOTAL CORPORATE BONDS	479,418,698
		Government Agency – 2.7%
		Government Agency – 2.7%
441,000,000		Federal Home Loan Bank System, 0.400% - 0.600%, 12/27/2010 - 4/18/2011	441,000,000
		Notes — Variable – 21.0%;4
		Finance — Banking – 19.4%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	2,000,000
5,160,000		Albuquerque, NM, KTECH Corp. Project (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	5,160,000
6,785,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.650%, 5/6/2010	6,785,000
57,600,000		Apache County, AZ IDA, (Series 1983B), (Bank of New York Mellon LOC), 0.300%, 5/5/2010	57,600,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.290%, 5/5/2010	1,000,000
489,000,000		Australia & New Zealand Banking Group, Melbourne, 0.290% - 0.311%, 5/24/2010 - 5/28/2010	489,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.293%, 5/25/2010	150,000,000
150,000,000		Barclays Bank PLC, 0.483%, 5/26/2010	150,000,000
450,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.270%, 5/6/2010	450,000
44,850,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.300%, 5/5/2010	44,850,000
830,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/7/2010	830,000
3,990,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.270%, 5/3/2010	3,990,000
42,700,000		California Statewide Communities Development Authority, (Series 2008B), (Bank of America N.A. LOC), 0.300%, 5/6/2010	42,700,000
9,945,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.380%, 5/6/2010	9,945,000
9,460,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.290% - 0.500%, 5/6/2010	9,460,000
7,060,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	7,060,000
861,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	861,000
1,046,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/6/2010	1,046,000
1,120,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	1,120,000
7,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	7,800,000
12,095,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/6/2010	12,095,000
2

Principal Amount			Value
$81,110,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	81,110,000
690,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.550%, 5/5/2010	690,000
8,880,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wachovia Bank N.A. LOC), 0.380%, 5/6/2010	8,880,000
5,030,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.340%, 5/6/2010	5,030,000
8,765,000		Guiding Light Church, (Series 2005), (Wachovia Bank N.A. LOC), 0.350%, 5/6/2010	8,765,000
22,060,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	22,060,000
3,275,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 0.650%, 5/6/2010	3,275,000
250,000,000		JPMorgan Chase Bank, N.A., 0.265%, 5/28/2010	250,000,000
550,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.340%, 5/6/2010	550,000
75,000,000		Lloyds TSB Bank PLC, London, 0.249%, 5/6/2010	75,000,000
20,000,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.270%, 5/6/2010	20,000,000
1,515,000		McCullough Snappy Service Oil Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.350%, 5/7/2010	1,515,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.300%, 5/6/2010	10,330,000
24,055,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.280%, 5/6/2010	24,055,000
9,410,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2010	9,410,000
14,000,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	14,000,000
2,505,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.600%, 5/6/2010	2,505,000
31,975,000		New Jersey EDA, (2008 Series X), (Bank of America N.A. LOC), 0.290%, 5/5/2010	31,975,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	2,565,000
20,300,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A), 0.310%, 5/5/2010	20,300,000
9,000,000		New York State Energy Research & Development Authority, (Series 1994 D-1), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	9,000,000
26,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	26,670,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wachovia Bank N.A. LOC), 0.300%, 5/5/2010	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	200,000,000
2,960,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.650%, 5/6/2010	2,960,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.270%, 5/7/2010	10,580,000
625,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	625,000
300,000,000		Societe Generale, Paris, 0.288%, 5/28/2010	300,000,000
1,740,000		Southeast Christian Church of Jefferson County, KY Inc., (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/6/2010	1,740,000
6,100,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2010	6,100,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2010	12,050,000
72,000,000		Toronto Dominion Bank, 0.249%, 5/4/2010	72,000,000
30,000,000		Tuscaloosa County, AL IDA, (Series 2009 A), (JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/5/2010	30,000,000
2,010,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.350%, 5/7/2010	2,010,000
520,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.350%, 5/6/2010	520,000
25,000,000		Wachovia Bank N.A., 0.312%, 5/25/2010	25,001,079
20,000,000		Wells Fargo & Co., 0.286%, 6/18/2010	20,000,639
747,800,000		Westpac Banking Corp. Ltd., Sydney, 0.299% — 0.444%, 5/4/2010 — 7/19/2010	747,828,287
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.650%, 5/6/2010	2,485,000
16,080,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	16,080,000
		TOTAL	3,102,637,005
		Finance — Commercial – 1.6%
255,748,000		General Electric Capital Corp., 0.310% - 0.699%, 5/4/2010 - 7/21/2010	255,679,020
7,480,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.360%, 5/6/2010	7,480,000
		TOTAL	263,159,020
		TOTAL NOTES — VARIABLE	3,365,796,025
3

Principal Amount		Value
	Repurchase Agreement – 7.3%
$1,162,694,000	Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	1,162,694,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	16,011,828,519
	OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	10,212,162
	TOTAL NET ASSETS — 100%	$16,022,040,681
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $2,542,274,367, which represented 15.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $2,542,274,367, which represented 15.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
SPEARs	— Short Puttable Exempt Adjustable Receipts
SWP	— Swap Agreement

4

Prime Management Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.6%
		Finance — Automotive – 1.3%
$7,892,310		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.673%, 10/20/2010	7,892,310
10,343,157		CarMax Auto Owner Trust 2010-1, Class A1, 0.274%, 2/15/2011	10,343,157
6,536,557	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	6,536,557
4,290,577		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	4,290,577
		TOTAL	29,062,601
		Finance — Equipment – 0.3%
1,552,259		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	1,552,259
5,287,539	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	5,287,539
		TOTAL	6,839,798
		TOTAL ASSET-BACKED SECURITIES	35,902,399
		Certificates of Deposit – 25.0%
		Finance — Banking – 25.0%
65,000,000		BNP Paribas SA, 0.310% - 0.340%, 5/5/2010 - 7/15/2010	65,000,000
50,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.275%, 7/6/2010	50,000,458
100,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 5/24/2010 - 6/2/2010	100,000,000
70,000,000		Barclays Bank PLC, 0.507% - 0.710%, 1/21/2011 - 3/25/2011	70,000,000
10,000,000		Bayerische Landesbank, 0.415%, 5/21/2010	10,000,056
115,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.340%, 5/3/2010 - 8/20/2010	115,000,000
10,000,000		KBC Bank N.V., 0.320%, 6/4/2010	10,000,000
45,000,000		Landesbank Baden-Wurttemberg, 0.300% - 0.360%, 6/4/2010 - 6/11/2010	45,000,068
25,000,000		Landesbank Hessen-Thuringen, 0.300%, 6/14/2010	25,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.250%, 5/20/2010	50,000,000
35,000,000		Societe Generale, Paris, 0.300%, 7/23/2010	35,000,000
		TOTAL CERTIFICATES OF DEPOSIT	575,000,582
		Collateralized Loan Agreements – 17.8%
		Finance — Banking – 17.8%
25,000,000		Banc of America Securities LLC, 0.490%, 5/3/2010	25,000,000
30,000,000		Barclays Capital, Inc., 0.400%, 5/10/2010	30,000,000
105,000,000		Citigroup Global Markets, Inc., 0.710%, 5/3/2010	105,000,000
115,000,000		Deutsche Bank Securities, Inc., 0.400% - 0.660%, 5/3/2010 - 6/22/2010	115,000,000
60,000,000		RBS Securities, Inc., 0.660%, 5/5/2010	60,000,000
75,000,000		Wells Fargo Securities, LLC, 0.350%, 5/3/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	410,000,000
		Commercial Paper – 22.6%;3
		Aerospace / Auto – 4.8%
110,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.340% - 0.350%, 6/21/2010 - 7/6/2010	109,933,983
		Finance — Banking – 14.3%
25,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.240%, 6/8/2010	24,993,667
35,000,000		Bayerische Landesbank, 0.400%, 6/1/2010	34,987,944
80,000,000	[1,2]	Clipper Receivables Company LLC, 0.280% - 0.355%, 5/10/2010 - 8/23/2010	79,943,469
85,000,000	[1,2]	Grampian Funding LLC, 0.250% - 0.270%, 5/7/2010 - 5/28/2010	84,990,829
15,000,000	[1,2]	Landesbank Hessen-Thuringen, 0.260%, 5/20/2010	14,997,942
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 7/1/2010	49,977,972
15,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.270%, 5/28/2010	14,996,963
25,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280%, 6/25/2010	24,989,306
		TOTAL	329,878,092
1

Principal Amount			Value
		Finance — Commercial – 3.5%
$80,000,000	[1,2]	Versailles Commercial Paper LLC, 0.250% - 0.270%, 5/7/2010 - 5/17/2010	79,993,033
		TOTAL COMMERCIAL PAPER	519,805,108
		Corporate Bonds – 4.8%
		Finance — Banking – 3.9%
40,000,000		Bank of America N.A., 0.330%, 7/27/2010	40,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.264%, 5/31/2011	50,000,000
		TOTAL	90,000,000
		Finance — Commercial – 0.9%
20,600,000		General Electric Capital Corp., 4.250% - 5.000%, 9/13/2010 - 12/1/2010	21,128,951
		TOTAL CORPORATE BONDS	111,128,951
		Government Agency – 4.4%
100,000,000		Federal Home Loan Bank System, 0.400% - 0.600%,12/27/2010 - 4/18/2011	100,000,000
		Notes — Variable – 18.4%;4
		Finance — Banking – 18.4%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.293%, 5/25/2010	25,000,000
35,000,000		Australia & New Zealand Banking Group, Melbourne, 0.311%, 5/24/2010	35,000,000
6,800,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 0.360%, 5/6/2010	6,800,000
1,465,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 1.100%, 5/6/2010	1,465,000
30,000,000		Bank of Montreal, 0.249%, 5/4/2010	30,000,000
3,095,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.270%, 5/6/2010	3,095,000
830,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/7/2010	830,000
9,734,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 0.600%, 5/6/2010	9,734,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 0.470%, 5/6/2010	4,350,000
2,075,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.750%, 5/6/2010	2,075,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T Highlands), (Wells Fargo Bank, N.A. LOC), 0.600%, 5/6/2010	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.320%, 5/6/2010	21,155,000
180,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/7/2010	180,000
1,425,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 0.800%, 5/6/2010	1,425,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.260%, 5/6/2010	20,000,000
8,990,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	8,990,000
4,850,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.700%, 5/6/2010	4,850,000
3,615,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	3,615,000
15,800,000		Ohio Venture Capital Fund LLC, (Series D-1), (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	15,800,000
3,635,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.320%, 5/6/2010	3,635,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	50,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.550%, 5/6/2010	10,000,000
1,805,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	1,805,000
50,000,000		Toronto Dominion Bank, 0.249%, 5/4/2010	50,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.250%, 5/6/2010	340,000
112,000,000		Westpac Banking Corp. Ltd., Sydney, 0.299% - 0.303%, 5/4/2010 - 5/14/2010	112,000,000
		TOTAL NOTES — VARIABLE	423,644,000
2

Principal Amount		Value
	Repurchase Agreement – 5.9%
$135,146,000	Interest in $8,020,000,000 joint repurchase agreement 0.210%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	135,146,000
	TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	2,310,627,040
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(12,267,674)
	TOTAL NET ASSETS — 100%	$2,298,359,366
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $411,729,305, which represented 17.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $411,729,305, which represented 17.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
SWP	— Swap Agreement

3

Prime Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.4%
		Finance — Automotive – 1.4%
$30,977,091	[1,2]	Ally Auto Receivables Trust 2009-B, Class A1, 0.305%, 11/15/2010	30,977,091
57,789,016		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	57,789,016
33,723,115		AmeriCredit Automobile Receivables Trust 2010-1, Class A1, 0.296%, 2/15/2011	33,723,115
36,000,000		AmeriCredit Automobile Receivables Trust 2010-A, Class A1, 0.313%, 3/7/2011	36,000,000
3,762,691		AmeriCredit Prime Automobile Receivables Trust 2009-1, Class A1, 0.331%, 11/15/2010	3,762,691
6,121,472	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	6,121,484
59,321,620	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	59,321,620
95,597,141	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	95,597,141
19,930,265	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.327%, 10/15/2010	19,930,265
195,470,618	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	195,470,618
11,634,828	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.295%, 12/15/2010	11,634,828
26,440,538		Harley-Davidson Motorcycle Trust 2009-4, Class A1, 0.286%, 12/15/2010	26,440,538
2,045,444		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	2,045,444
		TOTAL	578,813,851
		Finance — Equipment – 0.0%
3,042,427		CNH Equipment Trust 2009-C, Class A1, 0.421%, 12/3/2010	3,042,427
5,515,557		John Deere Owner Trust 2009-B, Class A1, 0.345%, 11/2/2010	5,515,557
		TOTAL	8,557,984
		TOTAL ASSET-BACKED SECURITIES	587,371,835
		Certificates of Deposit – 23.2%
		Finance — Banking – 23.2%
1,222,000,000		BNP Paribas SA, 0.210% - 0.340%, 5/5/2010 - 7/15/2010	1,222,000,000
1,940,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.255% - 0.315%, 6/16/2010 - 7/19/2010	1,940,018,920
1,975,200,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.220% - 0.350%, 5/10/2010 - 7/28/2010	1,975,200,000
467,500,000		Barclays Bank PLC, 0.650% - 0.710%, 1/21/2011 - 1/26/2011	467,500,000
1,524,400,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.410%, 5/3/2010 - 9/20/2010	1,524,400,000
1,651,000,000		Mizuho Corporate Bank Ltd., 0.220% - 0.250%, 5/20/2010 - 6/16/2010	1,651,000,000
300,000,000		Societe Generale, Paris, 0.290% - 0.300%, 7/8/2010 - 7/23/2010	300,000,000
375,000,000		State Street Bank and Trust Co., 0.340%, 9/8/2010	375,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,455,118,920
		Collateralized Loan Agreements – 18.0%
		Finance — Banking – 18.0%
99,500,000		BNP Paribas Securities Corp., 0.618%, 5/3/2010	99,500,000
1,245,500,000		Banc of America Securities LLC, 0.497% - 0.689%, 5/3/2010	1,245,500,000
830,000,000		Barclays Capital, Inc., 0.406% - 0.466%, 5/3/2010 - 6/16/2010	830,000,000
1,638,600,000		Citigroup Global Markets, Inc., 0.618% - 0.720%, 5/3/2010	1,638,600,000
300,000,000		Credit Suisse First Boston LLC, 0.274%, 5/5/2010	300,000,000
1,248,500,000		Deutsche Bank Securities, Inc., 0.406% - 0.456%, 5/10/2010 - 6/22/2010	1,248,500,000
569,000,000		JPMorgan Securities, Inc., 0.274% - 0.537%, 5/5/2010 - 6/22/2010	569,000,000
117,500,000		RBC Capital Markets Corp., 0.416%, 5/3/2010	117,500,000
1,156,100,000		RBS Securities, Inc., 0.659%, 5/5/2010	1,156,100,000
150,000,000		Wells Fargo Securities, LLC, 0.355%, 5/3/2010	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,354,700,000
		Commercial Paper – 18.1%;3
		Aerospace / Auto – 3.3%
1,351,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.330% - 0.360%, 6/2/2010 - 7/29/2010	1,350,102,920
1

Principal Amount			Value
		Finance — Automotive – 1.1%
$457,200,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.320% - 0.600%, 6/25/2010 - 10/1/2010	456,576,206
		Finance — Banking – 10.2%
150,000,000		Citigroup Funding, Inc., 0.260%, 6/1/2010	149,966,417
497,390,000	[1,2]	Clipper Receivables Company LLC, 0.280% - 0.355%, 5/10/2010 - 7/16/2010	497,130,338
510,004,000	[1,2]	Danske Corp., Inc., 0.230% - 0.300%, 5/6/2010 - 7/19/2010	509,814,825
1,722,500,000	[1,2]	Grampian Funding LLC, 0.250% - 0.270%, 5/6/2010 - 5/28/2010	1,722,349,962
770,000,000		ING (U.S.) Funding LLC, 0.250%, 7/1/2010	769,673,819
14,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.210%, 5/17/2010	13,998,693
152,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280% - 0.300%, 6/21/2010 - 7/14/2010	151,917,267
370,585,000	[1,2]	Variable Funding Capital Corp., 0.310% - 0.340%, 7/26/2010 - 9/7/2010	370,215,006
		TOTAL	4,185,066,327
		Finance — Commercial – 2.7%
212,192,000	[1,2]	Atlantic Asset Securitization LLC, 0.240% - 0.240%, 5/19/2010 - 6/11/2010	212,163,667
453,644,000	[1,2]	Edison Asset Securitization LLC, 0.330% - 0.350%, 5/3/2010 - 7/30/2010	453,515,453
250,000,000		General Electric Capital Corp., 0.200%, 5/3/2010	249,997,222
50,000,000		General Electric Capital Services, 0.360%, 9/20/2010	49,929,000
125,000,000	[1,2]	Market Street Funding LLC, 0.260% - 0.280%, 6/18/2010 - 7/9/2010	124,947,167
		TOTAL	1,090,552,509
		Finance — Retail – 0.8%
321,975,000	[1,2]	Barton Capital LLC, 0.230% - 0.230%, 5/4/2010 - 5/11/2010	321,962,613
		TOTAL COMMERCIAL PAPER	7,404,260,575
		Corporate Bonds – 2.7%
		Finance — Banking – 2.0%
325,000,000		Bank of America N.A., 0.230%, 5/28/2010	325,000,000
27,050,000		Deutsche Bank AG, 5.000%, 10/12/2010	27,576,799
456,500,000		JPMorgan Chase Bank, N.A., 0.257%, 5/21/2010	456,500,000
		TOTAL	809,076,799
		Finance — Commercial – 0.7%
271,152,000		General Electric Capital Corp., 1.750% - 6.875%, 9/13/2010 - 4/28/2011	277,558,809
		TOTAL CORPORATE BONDS	1,086,635,608
		Government Agency – 2.5%
		Government Agency – 2.5%
1,001,500,000		Federal Home Loan Bank System, 0.400% - 0.650%, 12/27/2010 - 5/25/2011	1,001,500,000
		Notes — Variable – 21.5%;4
		Electrical Equipment – 0.1%
1,580,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.350%, 5/6/2010	1,580,000
43,195,594		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.300%, 5/3/2010	43,195,594
		TOTAL	44,775,594
		Finance — Banking – 20.1%
24,825,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/6/2010	24,825,000
645,000,000		Abbey National Treasury Services PLC, 0.308% - 0.317%, 5/21/2010 - 5/28/2010	645,000,000
2,435,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 5/6/2010	2,435,000
531,600,000		Bank of Montreal, 0.249% - 0.263%, 5/4/2010 - 5/14/2010	531,600,000
10,000,000		Bank of New York Mellon Corp., 0.303%, 6/29/2010	10,000,292
700,000,000		Barclays Bank PLC, 0.483% - 0.579%, 5/5/2010 - 5/26/2010	700,000,000
79,800,000		Bay Area Toll Authority, CA, (2008 Series A-1), (JPMorgan Chase Bank N.A. LIQ), 0.230%, 5/6/2010	79,800,000
29,100,000		Bay Area Toll Authority, CA, (2008 Series D-1), (BNP Paribas SA LIQ), 0.270%, 5/6/2010	29,100,000
31,190,000		Bay Area Toll Authority, CA, (Series 2007A-2), (Union Bank, N.A. LIQ), 0.230%, 5/6/2010	31,190,000
13,500,000		Bay Area Toll Authority, CA, (Series 2007G-1), (JPMorgan Chase Bank N.A. LIQ), 0.310%, 5/6/2010	13,500,000
8,440,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.270%, 5/6/2010	8,440,000
2

Principal Amount			Value
$4,405,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/7/2010	4,405,000
25,375,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.320%, 5/6/2010	25,375,000
3,000,000		California Health Facilities Financing Authority, (Series 2008B), (Wachovia Bank N.A. LOC), 0.270%, 5/5/2010	3,000,000
25,200,000		California Infrastructure & Economic Development Bank, (Series 2009A: JSerra Catholic High School), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/6/2010	25,200,000
15,300,000		California State, Economic Recovery Bonds (Series 2004 C-11), (BNP Paribas SA LOC), 0.260%, 5/5/2010	15,300,000
13,810,000		California Statewide Communities Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.300%, 5/6/2010	13,810,000
13,165,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	13,165,000
6,635,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	6,635,000
5,425,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.380%, 5/6/2010	5,425,000
3,332,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	3,332,000
1,201,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	1,201,000
943,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.750%, 5/6/2010	943,000
770,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/6/2010	770,000
642,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	642,000
895,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/6/2010	895,000
3,288,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/6/2010	3,288,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.620%, 5/6/2010	2,350,000
25,025,000		Charlotte, NC Water & Sewer System, (Series 2006B), (Wells Fargo Bank, LIQ), 0.300%, 5/6/2010	25,025,000
7,355,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.350%, 5/7/2010	7,355,000
5,540,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.700%, 5/6/2010	5,540,000
640,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.750%, 5/6/2010	640,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	7,425,000
6,355,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	6,355,000
29,400,000		Cook County, IL, (Series 2002 A), 0.270%, 5/5/2010	29,400,000
3,025,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/6/2010	3,025,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.353%, 7/14/2010	200,000,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.300%, 5/6/2010	28,400,000
22,405,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A), (Wells Fargo Bank, LIQ), 0.250%, 5/5/2010	22,405,000
25,945,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	25,945,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.350%, 5/5/2010	33,900,000
33,700,000		Heard County, GA Development Authority, (First Series 1997), (Georgia Power Co.), 0.270%, 5/3/2010	33,700,000
30,300,000		Illinois Development Finance Authority IDB, 0.270%, 5/5/2010	30,300,000
12,715,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2010	12,715,000
31,895,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2010	31,895,000
22,020,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.290%, 5/5/2010	22,020,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	24,100,000
13,510,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.230%, 6/1/2010	13,510,000
3,025,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.460%, 5/5/2010	3,025,000
400,000,000		JPMorgan Chase Bank, N.A., 0.265%, 5/28/2010	400,000,000
2,235,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	2,235,000
1,455,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	1,455,000
150,000,000		Lloyds TSB Bank PLC, London, 0.249%, 5/6/2010	150,000,000
49,485,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	49,485,000
61,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.250%, 5/6/2010	61,000,000
15,245,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-F-2), (Bank of America N.A. LOC), 0.300%, 5/6/2010	15,245,000
380,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/6/2010	380,000
3

Principal Amount			Value
$3,930,000		McCullough Snappy Service Oil Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.350%, 5/7/2010	3,930,000
39,320,000		Michigan Higher Education Facilities Authority, (Series 2008A), (Wachovia Bank N.A. LOC), 0.270%, 5/6/2010	39,320,000
34,385,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.270%, 5/6/2010	34,385,000
95,550,000		Michigan State Financial Authority, (Sub Series F-4), (Ascension Health Credit), 0.280%, 5/5/2010	95,550,000
8,710,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/5/2010	8,710,000
1,440,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/6/2010	1,440,000
17,000,000		Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.300%, 5/6/2010	17,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.850%, 5/6/2010	10,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.250%, 5/1/2010	35,510,000
51,510,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008v-3), (Bank of Nova Scotia, Toronto LOC), 0.250%, 5/5/2010	51,510,000
14,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2004), (Wachovia Bank N.A. LOC), 0.250%, 5/6/2010	14,000,000
46,150,000		New York City, NY, (2003 Series C-4), (BNP Paribas SA LOC), 0.270%, 5/5/2010	46,150,000
82,145,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.260%, 5/6/2010	82,145,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.290%, 5/5/2010	40,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.310%, 5/5/2010	24,525,000
82,215,000		North Broward Florida Hospital District, (Series 2007), (Wachovia Bank N.A. LOC), 0.270%, 5/6/2010	82,215,000
38,035,000		North Carolina State, (Series 2002B), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/5/2010	38,035,000
10,835,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.280%, 5/6/2010	10,835,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2010	28,000,000
78,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	78,800,000
5,225,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2010	5,225,000
153,275,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B), (JPMorgan Chase Bank N.A. LIQ), 0.270%, 5/6/2010	153,275,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2), (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	19,200,000
50,000,000		Philadelphia, PA School District, (Series 2008 B-4), (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	50,000,000
5,900,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2010	5,900,000
51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.310%, 5/6/2010	51,785,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.300%, 5/5/2010	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.370%, 5/6/2010	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	400,000,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.280%, 5/5/2010	20,000,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.550%, 5/6/2010	19,000,000
2,875,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2010	2,875,000
405,000,000		Societe Generale, Paris, 0.288%, 5/28/2010	405,000,000
40,375,000		South Carolina Jobs-EDA, (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	40,375,000
15,000,000		South Carolina Jobs-EDA, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	15,000,000
27,425,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3), (Wachovia Bank N.A. LOC), 0.270%, 5/5/2010	27,425,000
59,300,000		Southcentral PA, General Authority, (Series 2008D), (TD Banknorth N.A. LOC), 0.280%, 5/5/2010	59,300,000
9,875,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.300%, 5/6/2010	9,875,000
780,000		Springfield Ltd. Partnership, (UBS AG LOC), 0.500%, 5/6/2010	780,000
1,170,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.540%, 5/6/2010	1,170,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.300%, 5/5/2010	25,000,000
23,675,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.300%, 5/5/2010	23,675,000
17,910,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.280%, 5/6/2010	17,910,000
750,000,000		Toronto Dominion Bank, 0.249% - 0.251%, 5/4/2010 - 5/10/2010	750,000,000
1,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	1,000,000
21,800,000		Virginia Commonwealth University, (Series 2006A), (Wells Fargo Bank, N.A. LOC), 0.270%, 5/3/2010	21,800,000
10,400,000		Wachovia Bank N.A., 1.150%, 5/14/2010	10,403,000
4

Principal Amount			Value
$51,696,000		Wachovia Corp., 0.402%, 6/1/2010	51,698,093
24,275,000		Washington State Housing Finance Commission, (Series 2007B), (U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	24,275,000
279,424,000		Wells Fargo & Co., 0.286% - 0.471%, 5/20/2010 - 6/18/2010	279,495,357
1,482,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281% - 0.300%, 5/4/2010 - 5/11/2010	1,482,000,000
7,905,000		Yeshivas Novominsk, (Series 2008), (TD Banknorth N.A. LOC), 0.270%, 5/6/2010	7,905,000
		TOTAL	8,198,157,742
		Finance — Commercial – 1.0%
379,858,000		General Electric Capital Corp., 0.310% - 0.699%, 5/4/2010 - 7/28/2010	380,125,511
19,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 5/6/2010	19,000,000
15,440,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 5/6/2010	15,440,000
		TOTAL	414,565,511
		Government Agency – 0.2%
8,385,000		California HFA, (Series 2006 B), 0.240%, 5/5/2010	8,385,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.260%, 5/6/2010	36,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.400%, 5/6/2010	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.450%, 5/6/2010	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.400%, 5/6/2010	17,725,000
		TOTAL	75,770,000
		Insurance – 0.1%
41,230,000	[1,2]	Chicago, IL Board of Education, (Series 2008-C6), (Assured Guaranty Corp. INS), 0.300%, 5/5/2010	41,230,000
14,400,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.270%, 5/5/2010	14,400,000
		TOTAL	55,630,000
		TOTAL NOTES — VARIABLE	8,788,898,847
		Time DepositS – 4.5%
		Finance — Banking – 4.5%
845,000,000		Societe Generale, Paris, 0.190% - 0.210%, 5/3/2010	845,000,000
1,000,000,000		Svenska Handelsbanken, Stockholm, 0.190%, 5/3/2010	1,000,000,000
		TOTAL TIME DEPOSITS	1,845,000,000
		Repurchase Agreements – 8.8%
240,000,000		Interest in $250,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $250,004,375 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2032 and the market value of those underlying securities was $256,088,176.	240,000,000
3,342,122,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	3,342,122,000
		TOTAL REPURCHASE AGREEMENTS	3,582,122,000
		TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	41,105,607,785
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[6]	(297,682,592)
		TOTAL NET ASSETS — 100%	$40,807,925,193
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $5,250,244,345, which represented 12.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $5,250,244,345, which represented 12.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
5

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
SWP	— Swap Agreement

6

Prime Value Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.5%
		Finance — Automotive – 0.9%
$4,503,429	[1,2]	Ally Auto Receivables Trust 2009-A, Class A1, 0.396%, 9/15/2010	4,503,429
26,847,763		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.674%, 10/20/2010	26,847,763
1,245,279	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	1,245,279
28,238,822	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	28,238,822
4,219,068		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	4,218,928
		TOTAL	65,054,221
		Finance — Equipment – 1.6%
69,464,020	[1,2]	CIT Equipment Collateral 2010-VT1, Class A1, 0.344%, 3/15/2011	69,464,020
11,770,039		GE Equipment Midticket LLC (Series 2009-1), Class A1, 0.501%, 9/15/2010	11,770,039
39,644,934	[1,2]	GE Equipment Small Ticket LLC (Series 2009-1), Class A1, 0.382%, 11/15/2010	39,644,934
		TOTAL	120,878,993
		TOTAL ASSET-BACKED SECURITIES	185,933,214
		Certificates of Deposit – 24.0%
		Finance — Banking – 24.0%
75,000,000		Abbey National Treasury Services PLC, 0.308%, 5/21/2010	75,000,000
150,000,000		BNP Paribas SA, 0.220% - 0.300%, 5/10/2010 - 7/12/2010	150,000,000
53,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.255%, 6/16/2010	53,000,338
425,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.220% - 0.230%, 5/10/2010 - 5/28/2010	425,000,000
126,500,000		Barclays Bank PLC, 0.578% - 0.710%, 5/5/2010 - 1/21/2011	126,500,000
180,000,000		Bayerische Landesbank, 0.410% - 0.415%, 5/17/2010 - 5/21/2010	180,000,811
375,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.352%, 5/3/2010 - 8/20/2010	375,000,000
60,000,000		KBC Bank N.V., 0.320%, 6/4/2010	60,000,000
109,000,000		Landesbank Baden-Wurttemberg, 0.330% - 0.360%, 5/24/2010 - 6/11/2010	109,000,785
105,000,000		Landesbank Hessen-Thuringen, 0.300%, 6/14/2010	105,000,000
100,000,000		Mizuho Corporate Bank Ltd., 0.240%, 6/10/2010	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,758,501,934
		Collateralized Loan Agreements – 12.3%
		Finance — Banking – 12.3%
65,000,000		Banc of America Securities LLC, 0.497%, 5/3/2010	65,000,000
370,000,000		Citigroup Global Markets, Inc., 0.618% - 0.720%, 5/3/2010	370,000,000
120,000,000		Mizuho Securities USA, Inc., 0.253% - 0.618%, 5/3/2010	120,000,000
150,000,000		RBS Securities, Inc., 0.659%, 5/5/2010	150,000,000
200,000,000		Wells Fargo Securities, LLC, 0.355%, 5/3/2010	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	905,000,000
		Commercial Paper – 17.6%;3
		Aerospace / Auto – 1.9%
90,900,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.350%, 5/5/2010 - 5/27/2010	90,881,865
27,100,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.340% - 0.360%, 5/19/2010 - 5/25/2010	27,094,087
24,500,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.320% - 0.400%, 5/4/2010 - 7/29/2010	24,487,537
		TOTAL	142,463,489
		Consumer Products – 0.2%
15,000,000		Clorox Co., 0.280%, 5/17/2010	14,998,133
		Diversified – 0.3%
25,000,000	[1,2]	ITT Corp., 0.300%, 5/14/2010	24,997,292
		Finance — Automotive – 0.3%
20,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.551%, 6/25/2010	19,983,194
1

Principal Amount			Value
		Finance — Banking – 9.4%
$250,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.240% - 0.280%, 6/8/2010 - 7/1/2010	249,895,500
83,000,000	[1,2]	Clipper Receivables Company LLC, 0.355%, 5/10/2010	82,992,634
170,000,000	[1,2]	Grampian Funding LLC, 0.260% - 0.270%, 5/14/2010 - 5/28/2010	169,973,178
74,500,000		Landesbank Baden-Wurttemberg, 0.320%, 5/14/2010	74,491,391
100,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.270%, 5/28/2010	99,979,750
13,700,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280%, 6/25/2010	13,694,139
		TOTAL	691,026,592
		Finance — Commercial – 4.5%
332,000,000	[1,2]	Versailles Commercial Paper LLC, 0.250% - 0.270%, 5/7/2010 - 5/17/2010	331,970,179
		Food & Beverage – 0.3%
22,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.400%, 7/28/2010	21,978,489
		Machinery / Equipment / Auto – 0.5%
34,000,000	[1,2]	Eaton Corp., 0.350%, 6/23/2010 - 6/29/2010	33,981,606
		Retail – 0.2%
11,000,000	[1,2]	CVS Caremark Corp., 0.300%, 5/12/2010	10,998,992
		TOTAL COMMERCIAL PAPER	1,292,397,966
		Corporate Bonds – 3.9%
		Finance — Banking – 3.5%
109,000,000		Bank of America N.A., 0.330%, 7/27/2010	109,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.258%, 5/20/2011	150,000,000
		TOTAL	259,000,000
		Finance — Commercial – 0.4%
30,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	30,780,690
		TOTAL CORPORATE BONDS	289,780,690
		Government Agency – 4.1%
		Government Agency – 4.1%
298,000,000		Federal Home Loan Bank System, 0.400% - 0.600%, 12/27/2010 - 4/18/2011	298,000,000
		Notes — Variable – 33.0%;4
		Finance — Banking – 27.9%
910,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	910,000
3,910,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	3,910,000
13,520,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	13,520,000
50,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 5/6/2010	50,000
19,300,000		Alachua County, FL Health Facilities Authority, (Series 2003A), (SunTrust Bank LOC), 0.370%, 5/3/2010	19,300,000
11,900,000		Alachua County, FL Health Facilities Authority, (Series A), (SunTrust Bank LOC), 0.370%, 5/3/2010	11,900,000
2,525,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 0.700%, 5/6/2010	2,525,000
250,000,000		Australia & New Zealand Banking Group, Melbourne, 0.290% - 0.311%, 5/24/2010 - 5/28/2010	250,000,000
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.294%, 5/25/2010	100,000,000
1,050,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	1,050,000
3,800,000		Baramax LLC, (Series 2002), (TD Banknorth N.A. LOC), 0.420%, 5/5/2010	3,800,000
150,000,000		Barclays Bank PLC, 0.483%, 5/26/2010	150,000,000
6,285,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	6,285,000
7,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A), (KBC Bank N.V. LOC), 0.320%, 5/3/2010	7,000,000
12,895,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.700%, 5/6/2010	12,895,000
11,681,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 0.600%, 5/6/2010	11,681,000
6,525,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	6,525,000
5,345,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 0.660%, 5/5/2010	5,345,000
5,865,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.350%, 5/6/2010	5,865,000
382,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	382,000
2

Principal Amount			Value
$10,925,000		Centra State Medical Arts Building LLC, (TD Banknorth N.A. LOC), 0.370%, 5/6/2010	10,925,000
4,250,000		Century Drive Associates, (Series 2001), (TD Banknorth N.A. LOC), 0.370%, 5/5/2010	4,250,000
5,730,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	5,730,000
2,940,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	2,940,000
5,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	5,500,000
9,475,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 0.570%, 5/6/2010	9,475,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.720%, 5/6/2010	765,000
5,245,000		Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.300%, 5/6/2010	5,245,000
5,835,000		DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.360%, 5/6/2010	5,835,000
4,070,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	4,070,000
1,440,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/7/2010	1,440,000
1,545,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/7/2010	1,545,000
9,340,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 0.650%, 5/6/2010	9,340,000
12,365,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.700%, 5/6/2010	12,365,000
2,135,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/7/2010	2,135,000
35,520,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.320%, 5/6/2010	35,520,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.660%, 5/5/2010	16,700,000
1,285,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	1,285,000
820,000		Guilford Capital LLC, (Series 2002 — D), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	820,000
2,120,000		Guilford Capital LLC, (Series 2002 — E), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	2,120,000
3,745,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	3,745,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	4,500,000
3,780,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	3,780,000
3,825,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	3,825,000
315,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 0.650%, 5/6/2010	315,000
141,000,000		JPMorgan Chase Bank, N.A., 0.265%, 5/28/2010	141,000,000
10,000,000		Key Bank, N.A., 2.502%, 6/2/2010	10,018,626
6,225,000		LCT Holdings LLC, (Series 2008), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	6,225,000
4,360,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.630%, 5/7/2010	4,360,000
6,010,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	6,010,000
25,000,000		Lloyds TSB Bank PLC, London, 0.249%, 5/6/2010	25,000,000
5,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.500%, 5/3/2010	5,000,000
18,190,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	18,190,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	16,000,000
8,000,000		Michigan Strategic Fund, (Series 2007), 0.550%, 5/3/2010	8,000,000
3,535,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/4/2010	3,535,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/6/2010	3,000,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	65,000,000
30,000,000		New York City, NY, (Fiscal 2008 Sub Series J-6), (Landesbank Hessen-Thuringen LOC), 0.260%, 5/3/2010	30,000,000
16,300,000		Ohio Venture Capital Fund LLC, (Series F-1), (Fifth Third Bank, Cincinnati LOC), 0.530%, 5/6/2010	16,300,000
16,100,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.370%, 5/3/2010	16,100,000
13,410,000		Polk County, FL IDA, (Series 2006), (SunTrust Bank LOC), 0.370%, 5/3/2010	13,410,000
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	100,000,000
28,560,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.050%, 5/6/2010	28,560,000
4,555,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.100%, 5/6/2010	4,555,000
8,025,000		Shepherd Capital LLC, Trade Center 2004-A, (Fifth Third Bank, Cincinnati LOC), 0.700%, 5/6/2010	8,025,000
6,155,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	6,155,000
3

Principal Amount		Value
$125,000,000	Societe Generale, Paris, 0.288%, 5/28/2010	125,000,000
19,175,000	Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.280%, 5/6/2010	19,175,000
565,000	St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.000%, 5/6/2010	565,000
8,300,000	Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 5/7/2010	8,300,000
7,455,000	Test Associates, (Series 2002), (Fulton Bank LOC), 2.100%, 5/6/2010	7,455,000
100,000,000	Toronto Dominion Bank, 0.251%, 5/10/2010	100,000,000
7,375,000	Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	7,375,000
518,000	Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.750%, 5/6/2010	518,000
9,045,000	WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.100%, 5/6/2010	9,045,000
6,025,000	West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/7/2010	6,025,000
435,900,000	Westpac Banking Corp. Ltd., Sydney, 0.299% - 0.303%, 5/4/2010 - 5/14/2010	435,900,000
7,610,000	Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.540%, 5/6/2010	7,610,000
5,140,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/5/2010	5,140,000
7,315,000	Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Banknorth N.A. LOC), 0.320%, 5/6/2010	7,315,000
3,000,000	York County, PA IDA, (Series 2003-B), 3.000%, 5/6/2010	3,000,000
	TOTAL	2,052,779,626
	Finance — Commercial – 3.7%
272,961,000	General Electric Capital Corp., 0.431% - 0.699%, 5/4/2010 - 5/20/2010	273,451,916
	Finance — Retail – 0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.809%, 5/17/2010	43,000,000
	Government Agency – 0.1%
3,925,000	Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 0.400%, 5/6/2010	3,925,000
	Insurance – 0.7%
50,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), (Assured Guaranty Municipal Corp. INS), 0.300%, 5/5/2010	50,000,000
	TOTAL NOTES — VARIABLE	2,423,156,542
	Repurchase Agreements – 3.4%
234,133,000	Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	234,133,000
15,000,000	Interest in $415,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $415,007,263 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $423,307,445.	15,000,000
	TOTAL REPURCHASE AGREEMENTS	249,133,000
	TOTAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[5]	7,401,903,346
	OTHER ASSETS AND LIABILITES - NET — (0.8)%[6]	(59,353,889)
	TOTAL NET ASSETS — 100%	$7,342,549,457
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $1,526,021,732, which represented 20.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $1,497,782,910, which represented 20.4% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

4

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	1/25/2010	$28,238,822	$28,238,822

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit
SWP	— Swap Agreement

5

Tax-Free Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Alabama – 2.3%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.300%, 5/6/2010	6,000,000
20,865,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	20,865,000
34,000,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.310%, 5/7/2010	34,000,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.310%, 5/6/2010	23,000,000
17,680,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.360%, 5/6/2010	17,680,000
3,135,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	3,135,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.520%, 5/7/2010	1,750,000
6,000,000		Mobile, AL Downtown Redevelopment Authority, (Series 2009) Weekly VRDNs (Austal USA, LLC)/(Westpac Banking Corp. Ltd., Sydney LOC), 0.290%, 5/6/2010	6,000,000
5,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	5,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.300%, 5/6/2010	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	31,000,000
1,800,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.280%, 5/5/2010	1,800,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.270%, 5/3/2010	18,950,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	5,000,000
13,285,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	13,285,000
20,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/5/2010	20,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/5/2010	10,000,000
3,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.350%, 5/6/2010	3,000,000
7,440,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.410%, 5/6/2010	7,440,000
23,900,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	23,900,000
		TOTAL	263,805,000
		Arizona – 1.7%
5,275,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Royal Bank of Scotland NV LOC), 0.350%, 5/5/2010	5,275,000
1,100,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2010	1,100,000
3,415,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2010	3,415,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	1,800,000
14,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Banco Santander, S.A. LOC), 0.320%, 5/6/2010	14,000,000
4,150,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	4,150,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	5,000,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.320%, 5/5/2010	6,750,000
2,555,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	2,555,000
3,500,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.380%, 5/6/2010	3,500,000

Principal Amount			Value
$8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.280%, 5/5/2010	8,950,000
47,275,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/5/2010	47,275,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/5/2010	34,400,000
13,325,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/5/2010	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.310%, 5/6/2010	3,345,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.350%, 5/5/2010	3,885,000
8,615,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.380%, 5/6/2010	8,615,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.300%, 5/6/2010	2,300,000
28,995,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	28,995,000
		TOTAL	198,635,000
		Arkansas – 0.2%
18,835,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	18,835,000
		California – 9.0%
47,905,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 5/3/2010	47,905,000
89,825,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.340%, 5/6/2010	89,825,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.380%, 5/6/2010	10,000,000
13,800,000		California Health Facilities Financing Authority, (Series 2006C) Weekly VRDNs (Kaiser Permanente), 0.290%, 5/5/2010	13,800,000
22,455,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.260%, 5/3/2010	22,455,000
55,000,000		California School Cash Reserve Program Authority, 2009-2010 Senior Bonds (Series A), 2.50% TRANs, 7/1/2010	55,173,528
12,000,000		California School Cash Reserve Program Authority, 2009-2010 Subordinate Bonds (Series A), 2.50% TRANs (U.S. Bank, N.A. LOC), 7/1/2010	12,039,284
48,900,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-2) Daily VRDNs (BNP Paribas SA LOC), 0.280%, 5/3/2010	48,900,000
35,750,000		California State, (Series 2003A-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2010	35,750,000
14,000,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.310%, 5/6/2010	14,000,000
24,865,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.290%, 5/3/2010	24,865,000
16,580,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.320%, 5/3/2010	16,580,000
26,486,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/3/2010	26,486,000
19,465,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/5/2010	19,465,000
31,505,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/20/2010	31,505,000
31,770,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/4/2010	31,770,000
9,050,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/5/2010	9,050,000
22,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/6/2010	22,000,000

Principal Amount			Value
$45,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/19/2010	45,000,000
15,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/20/2010	15,000,000
4,445,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/26/2010	4,445,000
20,700,000		California Statewide CDA, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.290%, 5/5/2010	20,700,000
26,200,000		California Statewide CDA, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.290%, 5/5/2010	26,200,000
41,985,000		California Statewide CDA, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 0.290%, 5/5/2010	41,985,000
4,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.350%, 5/6/2010	4,500,000
25,750,000		California Statewide CDA, (Series 2009 C-1) Weekly VRDNs (Kaiser Permanente), 0.270%, 5/5/2010	25,750,000
42,000,000		California Statewide CDA, (Series 2009 C-3) Weekly VRDNs (Kaiser Permanente), 0.270%, 5/5/2010	42,000,000
28,065,000		California Statewide CDA, (Series B) Weekly VRDNs (Kaiser Permanente), 0.290%, 5/5/2010	28,065,000
16,865,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 5/6/2010	16,865,000
50,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	50,417,161
24,340,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	24,340,000
12,050,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z), 0.35% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/29/2010	12,050,000
17,260,000		Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 5/5/2010	17,260,000
60,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 6/8/2010	60,000,000
11,590,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.330%, 5/6/2010	11,590,000
11,505,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.330%, 5/6/2010	11,505,000
10,500,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	10,500,000
20,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	20,067,797
		TOTAL	1,019,808,770
		Colorado – 1.7%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	6,510,000
23,580,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.500%, 5/6/2010	23,580,000
15,425,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.500%, 5/6/2010	15,425,000
9,965,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.270%, 5/3/2010	9,965,000
2,265,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 5/6/2010	2,265,000
10,730,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.350%, 5/5/2010	10,730,000
78,125,000		Colorado State, 2.00% TRANs, 6/25/2010	78,306,660
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	8,625,000
11,765,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	11,765,000
21,350,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	21,350,000
		TOTAL	193,356,660
		Connecticut – 0.4%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.300%, 5/6/2010	21,800,000
13,000,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.310%, 5/6/2010	13,000,000

Principal Amount			Value
$4,900,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.400%, 5/6/2010	4,900,000
10,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	10,117,659
		TOTAL	49,817,659
		Delaware – 0.1%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	6,900,000
		District of Columbia – 0.3%
4,710,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/7/2010	4,710,000
1,700,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	1,700,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,000,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.290%, 5/6/2010	26,665,000
		TOTAL	37,075,000
		Florida – 6.0%
31,725,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	31,725,000
4,945,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.300%, 5/5/2010	4,945,000
42,020,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 5/6/2010	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.330%, 5/6/2010	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.310%, 5/6/2010	10,000,000
36,075,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 5/6/2010	36,075,000
21,105,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 5/6/2010	21,105,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	17,000,000
7,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.320%, 5/5/2010	7,750,000
15,490,000	[3,4]	Florida State Board of Education, (PZ-198), 0.34% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2010	15,490,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 5/5/2010	4,705,000
25,000,000		Fort Myers, FL Utilities Revenue, (Series 2009) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 5/6/2010	25,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 5/6/2010	27,750,000
28,000,000		Indian River County School District, FL, (Series 2009), 2.00% TANs, 6/30/2010	28,068,912
37,635,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 5/5/2010	37,635,000
27,470,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 5/5/2010	27,470,000
4,505,000		Jacksonville, FL EDC, (Series 2008) Daily VRDNs (Shands Jacksonville Medical Center, Inc.)/(Wachovia Bank N.A. LOC), 0.290%, 5/3/2010	4,505,000
3,500,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	3,500,000
6,505,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.310%, 5/5/2010	6,505,000
4,490,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.290%, 5/5/2010	4,490,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	57,440,000
31,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.300%, 5/5/2010	31,000,000

Principal Amount			Value
$5,300,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/ (Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	5,300,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	4,500,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/6/2010	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/6/2010	22,600,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.360%, 5/5/2010	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 5/6/2010	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	8,875,000
4,300,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.280%, 5/3/2010	4,300,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 5/6/2010	2,125,000
		TOTAL	686,003,912
		Georgia – 3.0%
5,965,000		Athens-Clarke County, GA IDA, (Series 2003) Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 0.270%, 5/3/2010	5,965,000
20,000,000		Atlanta, GA Development Authority, (Series 2009) Weekly VRDNs (Georgia Aquarium, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/5/2010	20,000,000
5,000,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.300%, 5/6/2010	5,000,000
6,810,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	6,810,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.290%, 5/3/2010	10,125,000
30,950,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	30,950,000
45,480,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.350%, 5/6/2010	45,480,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.330%, 5/6/2010	7,550,000
27,700,000		DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	27,700,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.290%, 5/3/2010	13,870,000
5,700,000		Fulton County, GA Development Authority, (Series 1997) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/5/2010	5,700,000
2,200,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2010	2,200,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/5/2010	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	80,000
4,975,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,975,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,000,000
12,250,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/5/2010	12,250,000
4,300,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	4,300,000
10,055,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	10,055,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	7,500,000

Principal Amount			Value
$6,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/5/2010	6,000,000
20,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,011,761
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	13,765,000
10,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/5/2010	10,000,000
11,000,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	11,000,000
22,975,000		Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	22,975,000
23,000,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	23,000,000
5,600,000		Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	5,600,000
		TOTAL	343,266,761
		Idaho – 1.4%
6,850,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.300%, 5/3/2010	6,850,000
35,545,000		Idaho Health Facilities Authority, (Series 2005) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(GTD by Bayerische Landesbank LIQ), 0.300%, 5/3/2010	35,545,000
15,000,000		Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	15,000,000
100,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	100,343,681
		TOTAL	157,738,681
		Illinois – 8.6%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.310%, 5/6/2010	12,410,000
31,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.320%, 5/6/2010	31,085,000
18,850,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.410%, 5/6/2010	18,850,000
78,550,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.410%, 5/6/2010	78,550,000
7,300,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.310%, 5/6/2010	7,300,000
9,700,000		Chicago, IL Board of Education, (Series 2010A) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/3/2010	9,700,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.310%, 5/6/2010	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2010	6,230,000
9,200,000		Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.250%, 5/3/2010	9,200,000
9,205,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 0.680%, 5/6/2010	9,205,000
6,750,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.310%, 5/5/2010	6,750,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 5/6/2010	6,980,000
10,355,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.350%, 5/6/2010	10,355,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	3,900,000
53,400,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 5/5/2010	53,400,000
1,200,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.600%, 5/6/2010	1,200,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/5/2010	3,700,000
23,380,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2010	23,380,000

Principal Amount			Value
$11,980,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	11,980,000
4,220,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2010	4,220,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	18,000,000
12,625,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	12,625,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/6/2010	100,425,000
38,195,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/5/2010	38,195,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 5/5/2010	69,200,000
5,185,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.320%, 5/6/2010	5,185,000
8,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/5/2010	8,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.330%, 5/5/2010	50,000,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/5/2010	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.330%, 5/6/2010	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.36% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	9,885,000
2,320,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 5/5/2010	2,320,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	8,000,000
9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2010	9,500,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.300%, 5/6/2010	19,570,000
25,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.300%, 5/5/2010	25,000,000
28,000,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2010	28,000,000
44,600,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2010	44,600,000
51,670,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	51,670,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/6/2010	2,000,000
11,800,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.250%, 5/3/2010	11,800,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 5/6/2010	75,000,000
19,980,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.300%, 5/5/2010	19,980,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.320%, 5/6/2010	14,855,000
6,565,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York Mellon LIQ), 0.300%, 5/5/2010	6,565,000
13,525,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	13,525,000
		TOTAL	980,500,000
		Indiana – 2.1%
68,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 5/5/2010	68,000,000
5,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	5,100,000

Principal Amount			Value
$7,580,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	7,580,000
17,900,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	17,900,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.450%, 5/6/2010	25,985,000
13,300,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.290%, 5/3/2010	13,300,000
7,000,000		Indiana State Finance Authority, (Series 2009 A) Weekly VRDNs (Columbus Regional Hospital, IN)/(PNC Bank, N.A. LOC), 0.290%, 5/5/2010	7,000,000
5,185,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.320%, 5/6/2010	5,185,000
3,590,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.320%, 5/6/2010	3,590,000
15,045,000		Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/6/2010	15,045,000
22,775,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	22,775,000
42,500,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/3/2010	42,500,000
1,725,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.540%, 5/5/2010	1,725,000
6,485,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/6/2010	6,485,000
		TOTAL	242,170,000
		Iowa – 0.5%
13,485,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	13,485,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 5/6/2010	40,000,000
		TOTAL	53,485,000
		Kansas – 0.3%
24,890,000		Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	25,081,754
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.310%, 5/6/2010	10,195,000
		TOTAL	35,276,754
		Kentucky – 0.8%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/6/2010	20,080,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.330%, 5/6/2010	6,650,000
57,180,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.300%, 5/6/2010	57,180,000
4,880,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 5/7/2010	4,880,000
		TOTAL	88,790,000
		Louisiana – 1.6%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.420%, 5/5/2010	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.410%, 5/5/2010	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.410%, 5/5/2010	3,350,000
3,000,000		Louisiana PFA, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.280%, 5/5/2010	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.36% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	37,830,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.410%, 5/6/2010	6,435,000

Principal Amount			Value
$16,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	16,200,000
		TOTAL	177,815,000
		Maine – 0.0%
3,390,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	3,390,000
		Maryland – 1.5%
4,950,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.310%, 5/6/2010	4,950,000
15,355,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 5/5/2010	15,355,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	5,775,000
5,000,000		Howard County, MD Retirement Community Revenue Bonds, (Series 2000A), 8.00% Bonds (Vantage House Corp.)/(United States Treasury PRF 5/15/2010@103), 5/15/2029	5,164,223
3,555,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 5/4/2010	3,555,000
200,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/7/2010	200,000
4,200,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,200,000
1,875,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	1,875,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 5/7/2010	2,185,000
3,500,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/3/2010	3,500,000
3,435,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	3,435,000
400,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 5/4/2010	400,000
3,100,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.500%, 5/6/2010	3,100,000
5,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/5/2010	5,300,000
21,970,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/7/2010	21,970,000
2,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 5/7/2010	2,485,000
1,020,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.290%, 5/7/2010	1,020,000
4,500,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	4,500,000
3,150,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	3,150,000
10,410,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/7/2010	10,410,000
18,260,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	18,260,000
14,500,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	14,500,000
1,734,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 5/4/2010	1,734,000
3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.290%, 5/6/2010	3,335,000
1,230,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 5/4/2010	1,230,000

Principal Amount			Value
$3,560,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	3,560,000
3,780,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/7/2010	3,780,000
500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.410%, 5/3/2010	500,000
9,680,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	9,680,000
		TOTAL	170,418,223
		Massachusetts – 1.6%
5,185,000		Arlington, MA, 1.50% BANs, 8/26/2010	5,200,699
6,399,347		Chelmsford, MA, 1.25% BANs, 6/17/2010	6,405,021
36,000,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/6/2010	36,000,000
52,535,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/6/2010	52,535,000
10,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.300%, 5/6/2010	10,000,000
5,500,000		Mashpee, MA, 1.25% BANs, 9/3/2010	5,512,919
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.390%, 5/6/2010	8,000,000
11,470,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.290%, 5/5/2010	11,470,000
2,495,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.290%, 5/5/2010	2,495,000
22,590,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2010	22,590,000
5,135,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.320%, 5/6/2010	5,135,000
4,200,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.300%, 5/6/2010	4,200,000
12,500,000		Winchester, MA, 1.00% BANs, 7/9/2010	12,512,217
		TOTAL	182,055,856
		Michigan – 5.6%
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.300%, 5/6/2010	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, (ROC RR II R-11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	7,575,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	15,900,000
9,420,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	9,420,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.740%, 5/5/2010	400,000
7,175,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	7,175,000
23,935,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.380%, 5/6/2010	23,935,000
2,800,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.250%, 5/3/2010	2,800,000
28,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	28,000,000
35,750,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.300%, 5/6/2010	35,750,000
25,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.400%, 5/6/2010	25,405,000
59,120,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2010	59,120,000
22,190,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.300%, 5/6/2010	22,190,000
6,710,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	6,710,000
700,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	700,000
3,020,000		Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/3/2010	3,020,000

Principal Amount			Value
$4,900,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.400%, 5/6/2010	4,900,000
3,480,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	3,480,000
47,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	47,225,403
22,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	22,109,455
10,000,000		Michigan State Building Authority, (Series 5), 0.35% CP (Bank of New York Mellon and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/24/2010	10,000,000
6,200,000		Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	6,200,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-7), 0.390%, 5/6/2010	10,000,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-8), 0.390%, 5/6/2010	7,100,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-9), 0.390%, 5/6/2010	10,000,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.500%, 5/5/2010	6,000,000
7,200,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	7,200,000
745,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 5/3/2010	745,000
9,500,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/5/2010	9,500,000
2,150,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Healthcare Equipment Loan Program)/(Bank of America N.A. LOC), 0.320%, 5/5/2010	2,150,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/5/2010	10,000,000
5,400,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	5,400,000
9,170,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.320%, 5/6/2010	9,170,000
1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.270%, 5/3/2010	1,000,000
2,455,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.320%, 5/6/2010	2,455,000
16,280,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.380%, 5/6/2010	16,280,000
6,910,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.350%, 5/6/2010	6,910,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Royal Bank of Scotland NV LOC), 0.450%, 5/6/2010	800,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	1,000,000
114,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	114,694,888
3,025,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2010	3,025,000
8,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2010	8,700,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	11,000,000
5,100,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.300%, 5/6/2010	5,100,000
3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2010	3,995,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	3,345,000
35,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 5/6/2010	35,200,000
		TOTAL	640,784,746
		Minnesota – 1.0%
4,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.270%, 5/6/2010	4,000,000
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	1,000,000

Principal Amount			Value
$1,200,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.300%, 5/6/2010	1,200,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/5/2010	2,300,000
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.330%, 5/1/2010	2,600,000
8,650,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.310%, 5/6/2010	8,650,000
1,745,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.300%, 5/6/2010	1,745,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York Mellon LOC), 0.300%, 5/6/2010	4,100,000
13,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	13,069,138
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.270%, 5/6/2010	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.310%, 5/7/2010	3,575,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.28% CP (Mayo Clinic), Mandatory Tender 6/8/2010	6,000,000
5,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remktd 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.350%, 5/5/2010	5,000,000
7,900,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	7,900,000
3,395,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	3,395,000
39,300,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	39,300,000
4,250,000		St. Francis, MN ISD No. 015, (Series B), 1.00% TANs (GTD by Minnesota State), 9/20/2010	4,255,747
		TOTAL	112,649,885
		Mississippi – 0.1%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	6,210,000
		Missouri – 1.8%
2,750,000		Kansas City, MO IDA, (Series 2001A) Weekly VRDNs (Bethesda Living Center)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	2,750,000
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 5/5/2010	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
6,340,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.280%, 5/5/2010	6,340,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 5/5/2010	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Daily VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 5/3/2010	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 5/3/2010	12,400,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.300%, 5/5/2010	25,000,000
22,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.300%, 5/5/2010	22,500,000
26,600,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 5/3/2010	26,600,000
17,600,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	17,661,665
18,300,000		St. Louis, MO, (Series 2009), 2.00% TRANs, 6/30/2010	18,341,839
		TOTAL	206,558,504
		Multi-State – 0.1%
10,290,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.350%, 5/6/2010	10,290,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/7/2010	3,485,000
		TOTAL	13,775,000
		Nebraska – 0.7%
75,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 5/6/2010	75,000,000

Principal Amount			Value
		Nevada – 1.3%
$6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.340%, 5/5/2010	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.340%, 5/5/2010	26,700,000
41,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	41,850,000
32,540,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Bayerische Landesbank LIQ), 0.290%, 5/3/2010	32,540,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.310%, 5/6/2010	28,500,000
13,400,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 5/6/2010	13,400,000
		TOTAL	149,490,000
		New Hampshire – 0.1%
10,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.300%, 5/3/2010	10,000,000
		New Jersey – 3.6%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 5/6/2010	21,000,000
18,350,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 5/5/2010	18,350,000
18,985,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs RR II R-12294 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/6/2010	18,985,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	25,000,000
250,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	250,726,171
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.310%, 5/6/2010	42,920,000
17,450,000		Toms River, NJ, 1.25% BANs, 6/30/2010	17,471,399
20,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	20,040,427
		TOTAL	414,492,997
		New Mexico – 0.5%
7,000,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York Mellon LOC), Mandatory Tender 10/6/2010	7,000,000
55,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 5/6/2010	55,000,000
		TOTAL	62,000,000
		New York – 6.9%
16,057,515		Amherst, NY, 1.50% BANs, 11/16/2010	16,144,600
3,700,000		Bellmore, NY Union Free School District, 1.50% TANs, 6/25/2010	3,705,003
10,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	10,016,728
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/6/2010	12,350,000
36,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.350%, 5/5/2010	36,750,000
61,895,000		Long Island Power Authority, NY, (Series 2B) Daily VRDNs (GTD by Bayerische Landesbank LOC), 0.260%, 5/3/2010	61,895,000
34,850,000		Maine-Endwell, NY CSD, 1.50% BANs, 6/25/2010	34,899,573
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.300%, 5/5/2010	32,420,000
63,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.310%, 5/5/2010	63,500,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II -12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 5/6/2010	17,325,000
24,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.310%, 5/5/2010	24,000,000
8,280,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.240%, 5/3/2010	8,280,000

Principal Amount			Value
$13,400,000		New York City, NY, (1995 Series F-5) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.290%, 5/5/2010	13,400,000
18,700,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.260%, 5/3/2010	18,700,000
13,000,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.320%, 5/5/2010	13,000,000
29,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.290%, 5/5/2010	29,000,000
15,000,000		New York City, NY, (Fiscal 1995 Series F-4) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.250%, 5/5/2010	15,000,000
6,300,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 5/3/2010	6,300,000
27,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.300%, 5/5/2010	27,500,000
33,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.310%, 5/6/2010	33,000,000
194,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center) 1/18/2011	194,000,000
15,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.300%, 5/5/2010	15,500,000
8,250,000		New York State HFA, Service Contract Refunding Revenue Bonds (Series 2003L) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 5/5/2010	8,250,000
13,000,000		New York State Local Government Assistance Corp., (Senior Series 2008B-AV) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/5/2010	13,000,000
11,000,000		Tonawanda, NY, 1.50% BANs, 9/9/2010	11,027,793
50,665,000		Triborough Bridge & Tunnel Authority, NY, 2.00% BANs, 11/15/2010	51,083,401
13,425,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.300%, 5/5/2010	13,425,000
		TOTAL	783,472,098
		North Carolina – 1.7%
70,975,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 5/6/2010	70,975,000
19,660,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.400%, 5/6/2010	19,660,000
10,055,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/5/2010	10,055,000
3,215,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	3,215,000
2,200,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	2,200,000
7,550,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.300%, 5/5/2010	7,550,000
35,580,000		North Carolina Medical Care Commission, (Series 2008D) Daily VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.270%, 5/3/2010	35,580,000
4,800,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	4,800,000
15,205,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Bank of America N.A. LIQ), 0.250%, 5/3/2010	15,205,000
4,600,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,600,000
21,300,000		North Carolina State, (Series 2002E) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.270%, 5/5/2010	21,300,000
		TOTAL	195,140,000
		Ohio – 3.0%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.330%, 5/6/2010	3,125,000
9,285,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 0.800%, 5/6/2010	9,285,000
2,800,000		Avon, OH, 1.30% BANs, 5/12/2010	2,800,376
1,825,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	1,825,000
12,000,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 5/6/2010	12,000,000
9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.290%, 5/6/2010	9,175,000
3,000,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/6/2010	3,000,000
8,000,000		Columbus, OH City School District, 1.50% BANs, 12/2/2010	8,049,244
10,300,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	10,300,000
4,595,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/6/2010	4,595,000

Principal Amount		Value
$21,830,000	Delaware County, OH Health Care Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	21,830,000
2,075,000	Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/6/2010	2,075,000
9,331,000	Fairborn, OH, 2.00% BANs, 5/19/2010	9,334,405
8,210,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	8,210,000
5,550,000	Green City, OH, 1.75% BANs, 7/9/2010	5,561,457
4,615,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	4,615,000
20,295,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/6/2010	20,295,000
8,140,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 0.410%, 5/6/2010	8,140,000
15,555,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	15,555,000
34,245,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.300%, 5/6/2010	34,245,000
3,645,000	Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.680%, 5/6/2010	3,645,000
3,970,000	Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.680%, 5/6/2010	3,970,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.400%, 5/6/2010	7,400,000
9,305,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/6/2010	9,305,000
8,100,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	8,100,000
8,100,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/3/2010	8,100,000
8,800,000	New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.400%, 5/6/2010	8,800,000
4,700,000	Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 5/6/2010	4,700,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	10,700,000
6,125,000	Ohio State Higher Educational Facility Commission, (Series B-4) Daily VRDNs (Cleveland Clinic), 0.240%, 5/3/2010	6,125,000
7,850,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	7,850,000
3,925,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	3,925,000
3,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.350%, 5/6/2010	3,000,000
14,085,000	Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.440%, 5/6/2010	14,085,000
5,700,000	Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.300%, 5/6/2010	5,700,000
4,900,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/6/2010	4,900,000
4,830,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	4,830,000
665,000	University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.450%, 5/6/2010	665,000
4,200,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.490%, 5/6/2010	4,200,000
20,000,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/7/2010	20,000,000
5,970,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/6/2010	5,970,000
	TOTAL	339,985,482
	Oklahoma – 0.3%
7,575,000	Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	7,575,000
7,995,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.400%, 5/6/2010	7,995,000
6,500,000	Oklahoma State Turnpike Authority, (Series 2006E) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/3/2010	6,500,000
12,240,000	Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2005B), 5.00% Bonds, 5/15/2010	12,260,228
	TOTAL	34,330,228

Principal Amount		Value
	Oregon – 1.6%
$146,740,000	Oregon State, 2.50% TANs, 6/30/2010	147,226,739
34,800,000	Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 5/5/2010	34,800,000
	TOTAL	182,026,739
	Pennsylvania – 8.1%
7,250,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.340%, 5/6/2010	7,250,000
7,245,000	Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.420%, 5/6/2010	7,245,000
4,300,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	4,300,000
4,100,000	Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	4,100,000
8,715,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.400%, 5/6/2010	8,715,000
2,310,000	Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	2,310,000
10,000,000	Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.300%, 5/5/2010	10,000,000
24,235,000	Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.290%, 5/5/2010	24,235,000
6,100,000	Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.300%, 5/6/2010	6,100,000
4,000,000	Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 5/6/2010	4,000,000
10,000,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 5/6/2010	10,000,000
4,800,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.360%, 5/5/2010	4,800,000
4,500,000	Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	4,500,000
3,100,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.260%, 5/6/2010	3,100,000
4,500,000	Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.290%, 5/6/2010	4,500,000
3,000,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.300%, 5/5/2010	3,000,000
7,900,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	7,900,000
7,845,000	Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 5/6/2010	7,845,000
6,805,000	Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(BNP Paribas SA LIQ), 0.330%, 5/6/2010	6,805,000
3,290,000	Dallastown Area School District, PA, (Series 2010) VRNs, 1.500%, 7/1/2010	3,311,388
3,140,000	Dallastown Area School District, PA, (Series 2010) VRNs, 1.000%, 5/1/2010	3,140,000
5,950,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.290%, 5/6/2010	5,950,000
29,190,000	Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 5/5/2010	29,190,000
26,800,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2010	26,800,000
9,185,000	Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	9,185,000
4,000,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.300%, 5/6/2010	4,000,000
6,000,000	Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	6,000,000
14,745,000	Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	14,745,000
49,325,000	Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.320%, 5/6/2010	49,325,000
14,150,000	Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 5/3/2010	14,150,000
8,135,000	Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.290%, 5/6/2010	8,135,000
8,650,000	Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2010	8,650,000

Principal Amount			Value
$6,200,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.300%, 5/6/2010	6,200,000
5,520,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	5,520,000
20,190,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.45% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	20,190,000
1,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.550%, 5/5/2010	1,000,000
300,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.390%, 5/6/2010	300,000
12,200,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	12,200,000
4,700,000		Pennsylvania EDFA, (Series 2009C), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	4,700,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	4,000,000
9,715,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 5/5/2010	9,715,000
6,370,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 5/5/2010	6,370,000
77,890,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2010	77,890,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	3,500,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/6/2010	5,030,000
3,905,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thuringen LOC), 0.340%, 5/6/2010	3,905,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.300%, 5/6/2010	3,000,000
3,050,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/6/2010	3,050,000
5,040,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/6/2010	5,040,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/6/2010	9,500,000
10,675,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 5/6/2010	10,675,000
19,665,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 5/6/2010	19,665,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/6/2010	4,750,000
10,125,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.450%, 5/3/2010	10,125,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.330%, 5/6/2010	20,000,000
3,900,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	3,900,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	29,900,000
17,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	17,500,000
62,500,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	62,681,584
106,875,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 5/6/2010	106,875,000
16,005,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2010	16,005,000
30,270,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 5/6/2010	30,270,000
3,890,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.300%, 5/6/2010	3,890,000
3,450,000		Somerset County, PA, (Series 2009A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.290%, 5/6/2010	3,450,000
47,700,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 5/5/2010	47,700,000
8,500,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/7/2010	8,500,000
5,500,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 5/5/2010	5,500,000
12,040,000		Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.290%, 5/6/2010	12,040,000

Principal Amount			Value
$6,100,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 5/6/2010	6,100,000
9,505,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.290%, 5/6/2010	9,505,000
4,000,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/6/2010	4,000,000
		TOTAL	927,427,972
		Rhode Island – 0.9%
102,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2010), 2.50% TANs, 6/30/2010	102,331,202
		South Carolina – 0.4%
18,195,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 5/6/2010	18,195,000
4,600,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.380%, 5/6/2010	4,600,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.300%, 5/6/2010	9,110,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	5,300,000
4,500,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.340%, 5/5/2010	4,500,000
		TOTAL	48,705,000
		Tennessee – 1.0%
6,080,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Greenville, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 5/5/2010	6,080,000
5,465,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 5/5/2010	5,465,000
3,030,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 5/5/2010	3,030,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 5/5/2010	5,000,000
5,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.460%, 5/6/2010	5,800,000
11,325,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2010	11,325,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 5/5/2010	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 5/5/2010	8,000,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	24,716,819
5,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	5,000,000
3,885,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.400%, 5/5/2010	3,885,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.300%, 5/6/2010	7,225,000
21,700,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.290%, 5/6/2010	21,700,000
		TOTAL	111,526,819
		Texas – 11.0%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 5/5/2010	9,680,000
21,500,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.350%, 5/6/2010	21,500,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.310%, 5/6/2010	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.330%, 5/6/2010	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.330%, 5/6/2010	24,150,000

Principal Amount			Value
$8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.920%, 5/6/2010	8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2010	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/6/2010	11,500,000
10,380,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 5/6/2010	10,380,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.30% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/3/2010	20,000,000
6,800,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/3/2010	6,800,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	7,500,000
6,580,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/6/2010	6,580,000
14,100,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2010	14,100,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.320%, 5/6/2010	13,000,000
149,220,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.240%, 5/3/2010	149,220,000
33,500,000		Harris County, TX HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/(Wachovia Bank N.A. LOC), 0.290%, 5/3/2010	33,500,000
24,500,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.260%, 5/6/2010	24,500,000
11,750,000		Houston, TX Combined Utility System, (Series 2004B-4) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/6/2010	11,750,000
50,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 5/6/2010	50,000,000
9,710,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.920%, 5/6/2010	9,710,000
4,660,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.220%, 5/1/2010	4,660,000
40,000,000		Houston, TX, (Series 2009), 2.00% TRANs, 6/30/2010	40,102,704
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.310%, 5/6/2010	5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C), 0.36% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	18,965,000
8,875,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.290%, 5/5/2010	8,875,000
24,255,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.300%, 5/6/2010	24,255,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 5/5/2010	28,000,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.330%, 5/5/2010	37,000,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 5/6/2010	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 5/6/2010	160,405,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.310%, 5/6/2010	8,685,000
408,350,000		Texas State, 2.50% TRANs, 8/31/2010	411,114,466
10,430,000	[3,4]	Texas Water Development Board, (Series 2008-C51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 5/5/2010	10,430,000
		TOTAL	1,247,107,170
		Utah – 1.0%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.300%, 5/5/2010	22,350,000

Principal Amount			Value
$26,200,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/3/2010	26,200,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.300%, 5/6/2010	47,500,000
		TOTAL	107,915,000
		Vermont – 0.2%
9,055,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.390%, 5/6/2010	9,055,000
9,115,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.390%, 5/3/2010	9,115,000
		TOTAL	18,170,000
		Virginia – 2.0%
3,020,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	3,020,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 5/5/2010	15,040,000
45,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Banknorth N.A. LIQ), 0.280%, 5/5/2010	45,000
8,203,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 5/6/2010	8,203,000
2,865,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.450%, 5/6/2010	2,865,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	4,250,000
4,400,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.340%, 5/5/2010	4,400,000
9,510,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	9,510,000
5,875,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.340%, 5/5/2010	5,875,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	8,655,000
3,875,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/6/2010	3,875,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 5/5/2010	21,000,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 5/6/2010	21,000,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), (Series 2010 C), 0.420%, 5/6/2010	9,250,000
5,915,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.340%, 5/5/2010	5,915,000
28,920,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 5/3/2010	28,920,000
37,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.290%, 5/3/2010	37,000,000
27,000,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.290%, 5/3/2010	27,000,000
6,810,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.300%, 5/6/2010	6,810,000
		TOTAL	222,633,000
		Washington – 1.2%
3,390,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 5/6/2010	3,390,000
23,280,000		Snohomish County, WA Public Utility District No. 1, (Series 2009A), 2.00% BANs, 5/26/2010	23,303,019
13,000,000		Snohomish County, WA Public Utility District No. 1, (Series 2009B), 2.00% BANs, 8/5/2010	13,052,264
37,000,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.290%, 5/3/2010	37,000,000
17,100,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 0.500%, 5/6/2010	17,100,000

Principal Amount			Value
$6,065,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/ (Key Bank, N.A. LOC), 0.390%, 5/6/2010	6,065,000
36,570,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	36,570,000
		TOTAL	136,480,283
		Wisconsin – 2.5%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.350%, 5/6/2010	22,000,000
5,750,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	5,758,943
11,000,000		New Berlin, WI School District, 1.25% TRANs, 8/25/2010	11,017,322
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/6/2010	3,935,000
4,200,000		Wisconsin School Districts Cash Flow Administration Program, (Series 2009B), 1.625% TRANs, 10/15/2010	4,218,604
6,005,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2010	6,005,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.320%, 5/6/2010	51,000,000
10,500,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/6/2010	10,500,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.320%, 5/6/2010	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.320%, 5/6/2010	6,490,000
4,040,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/6/2010	4,040,000
20,000,000		Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/6/2010	39,400,000
100,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	100,248,983
		TOTAL	288,383,852
		Wyoming – 0.1%
9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.500%, 5/6/2010	9,000,000
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/5/2010	3,760,000
		TOTAL	12,760,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	11,358,499,253
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	27,552,801
		TOTAL NET ASSETS — 100%	$11,386,052,054
At April 30, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings, are all considered rated in the highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier or Second Tier security.
At April 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $1,340,185,000, which represented 11.8% of total net assets.

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $1,340,185,000, which represented 11.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Communities Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PFA	— Public Facilities Authority
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee

PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

Treasury Obligations Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 83.1%
$1,850,000,000		Interest in $4,850,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,850,080,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $4,947,082,546.	1,850,000,000
1,749,000,000	[1]	Interest in $1,900,000,000 joint repurchase agreement 0.19%, dated 4/1/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,900,922,556 on 7/6/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,938,286,439.	1,749,000,000
170,408,000		Interest in $6,350,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,350,105,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $6,477,108,013.	170,408,000
114,000,000		Repurchase agreement 0.20%, dated 4/30/2010 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $114,001,900 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2016 and the market value of those underlying securities was $116,280,451.	114,000,000
1,000,000,000		Repurchase agreement 0.19%, dated 4/30/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,015,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,530,024,726.	1,000,000,000
900,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,017,060.	900,000,000
1,900,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $2,040,034,085.	1,900,000,000
895,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 4/13/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,158,333 on 5/13/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2016 and the market value of those underlying securities was $1,020,097,310.	895,000,000
770,000,000	[1]	Interest in $860,000,000 joint repurchase agreement 0.19%, dated 4/14/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $860,136,167 on 5/14/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $877,276,507.	770,000,000
100,000,000		Repurchase agreement 0.10%, dated 4/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,000,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $102,000,901.	100,000,000
280,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,008,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $510,004,130.	280,000,000
402,681,000		Repurchase agreement 0.19%, dated 4/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $402,687,376 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $410,743,441.	402,681,000
100,000,000		Repurchase agreement 0.20%, dated 4/30/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $100,001,667 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2025 and the market value of those underlying securities was $102,002,078.	100,000,000
1,556,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,750,029,167 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2015 and the market value of those underlying securities was $1,785,000,585.	1,556,000,000
600,000,000		Interest in $750,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $750,012,500 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $765,012,835.	600,000,000
780,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,016,667 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,017,067.	780,000,000
1

Principal Amount			Value
$96,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 4/30/2010 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,833 on 5/3/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 11/30/2013 and the market value of that underlying security was $102,003,515.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	13,263,089,000
		U.S. Treasury – 16.8%
613,000,000	[2]	United States Treasury Bills, 0.155% - 0.545%, 7/1/2010	612,659,357
575,000,000	[2]	United States Treasury Bills, 0.220%, 9/16/2010	574,515,083
212,500,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	212,303,172
178,000,000		United States Treasury Notes, 1.500%, 10/31/2010	179,099,213
284,000,000		United States Treasury Notes, 2.000%, 9/30/2010	286,030,212
274,500,000		United States Treasury Notes, 2.625%, 5/31/2010	275,025,921
192,500,000		United States Treasury Notes, 4.375%, 12/15/2010	197,176,674
345,000,000		United States Treasury Notes, 5.750%, 8/15/2010	350,614,975
		TOTAL U.S. TREASURY	2,687,424,607
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	15,950,513,607
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	9,461,217
		TOTAL NET ASSETS — 100%	$15,959,974,824
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

Trust for U.S. Treasury Obligations

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 84.5%
$17,000,000	[1]	Interest in $1,900,000,000 joint repurchase agreement 0.19%, dated 4/1/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,900,922,556 on 7/6/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,938,286,439.	17,000,000
13,025,000		Interest in $6,350,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,350,105,833 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $6,477,108,013.	13,025,000
11,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 4/13/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,158,333 on 5/13/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2016 and the market value of those underlying securities was $1,020,097,310.	11,000,000
10,000,000	[1]	Interest in $860,000,000 joint repurchase agreement 0.19%, dated 4/13/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $860,136,167 on 5/14/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $877,276,507.	10,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,008,333 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $510,004,130.	50,000,000
20,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,750,029,167 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2015 and the market value of those underlying securities was $1,785,000,585.	20,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,016,667 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,017,067.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	171,025,000
		U.S. Treasury – 15.5%
7,500,000	[2]	United States Treasury Bills, 0.155% - 0.545%, 7/1/2010	7,496,209
4,500,000	[2]	United States Treasury Bills, 0.220%, 9/16/2010	4,496,205
2,500,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	2,497,684
2,000,000		United States Treasury Notes, 1.500%, 10/31/2010	2,012,351
6,000,000		United States Treasury Notes, 2.000%, 9/30/2010	6,043,219
3,000,000		United States Treasury Notes, 2.625%, 5/31/2010	3,005,748
2,250,000		United States Treasury Notes, 4.375%, 12/15/2010	2,304,662
3,500,000		United States Treasury Notes, 5.750%, 8/15/2010	3,556,963
		TOTAL U.S. TREASURY	31,413,041
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[3]	202,438,041
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[4]	100,440
		TOTAL NET ASSETS — 100%	$202,538,481
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

1

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010